[logo - American Funds(SM)]

The right choice for the long term(SM)

SMALLCAP World Fund

[blurred photograph of numerous, colored electrical wires]

Semi-annual report for the six months ended March 31, 2002


SMALLCAP World Fund(R)

SMALLCAP World Fund is one of the 29 American Funds, the nation's third-largest mutual fund family. For seven decades, Capital Research and Management Company,(SM) the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

SMALLCAP seeks long-term growth of capital through investments in smaller companies in the United States and around the world.

INVESTMENT HIGHLIGHTS
Total returns for periods ended March 31, 2002, with all distributions reinvested

                                                     SALOMON SMITH         LIPPER GLOBAL
                                                     BARNEY WORLD          SMALLCAP
                                     SMALLCAP        SMALLCAP              FUNDS
                                     WORLD FUND      INDEX                 AVERAGE
Six months                           +26.1%          +20.1%                +18.0%

One year                             +4.1            +8.5                  +1.7

Five years                           +34.2           +23.8                 +39.0

Ten years                            +151.8          +108.6                +118.7

Since fund's inception on            +228.0          +132.4                +178.1
April 30, 1990

Since fund's inception               +10.5           +7.3                  +9.0
(annualized)


All market indexes cited in this report are unmanaged and include reinvestment of all distributions. The Salomon Smith Barney World Smallcap Index tracks about 5,000 publicly traded stocks in 25 countries with market capitalizations between $100 million and $1.5 billion.

Fund results in this report were calculated for Class A shares at net asset value (without a sales charge) unless otherwise indicated. Here are returns with all distributions reinvested for periods ended March 31, 2002, assuming payment of the 5.75% maximum sales charge at the beginning of the stated periods:

                                                ONE YEAR       FIVE YEARS      TEN YEARS

CLASS A SHARES

Average annual compound return                  -              +4.81%          +9.03%

Total returns                                   -1.92%         +26.45          +137.32


Results for other share classes can be found on page 31. For the most current investment results, please refer to americanfunds.com. Please see the back cover for important information about other share classes.

FIGURES SHOWN ARE PAST RESULTS AND ARE NOT PREDICTIVE OF FUTURE RESULTS. SHARE PRICE AND RETURN WILL VARY, SO YOU MAY LOSE MONEY. INVESTING FOR SHORT PERIODS MAKES LOSSES MORE LIKELY. INVESTMENTS ARE NOT FDIC-INSURED NOR ARE THEY DEPOSITS OF OR GUARANTEED BY A BANK OR ANY OTHER ENTITY. INVESTING OUTSIDE THE UNITED STATES IS SUBJECT TO ADDITIONAL RISKS, SUCH AS CURRENCY FLUCTUATIONS AND POLITICAL INSTABILITY, WHICH ARE DETAILED IN THE FUND'S PROSPECTUS. SMALL-COMPANY STOCKS ALSO ENTAIL ADDITIONAL RISKS AND CAN BE MORE VOLATILE THAN STOCKS OF LARGER, MORE ESTABLISHED COMPANIES.



FELLOW SHAREHOLDERS:

[photograph of the end of an electrical cord]

Last fall, we reported disappointing results for SMALLCAP World Fund's fiscal year ended September 30, 2001. In the period since - a time of war on terrorism, a difficult economy, an accounting crisis and considerable stock market volatility - the fund has rebounded.

Like the stock market itself, the fund bottomed out in the wake of the September 11 terrorist attacks. From there, both rose sharply well into 2002 before leveling off. For the six months ended March 31, 2002, SMALLCAP World Fund rose 26.1%, if, like most shareholders, you reinvested the dividend of 3.9 cents per share paid last December. In contrast, the unmanaged Salomon Smith Barney World Smallcap Index rose 20.1% over the same period. For the last 12 months, SMALLCAP has increased 4.1%, compared to the index's 8.5% rise. SMALLCAP also did significantly better than large-company stocks: the unmanaged Standard & Poor's 500 Composite Index rose 11.0% during the six months and 0.3% over the past 12 months. SMALLCAP did not pay a capital gain at the end of 2001.

PORTFOLIO REVIEW

Over the last six months, we have reduced the number of stocks held in SMALLCAP, allowing us to concentrate on holdings that reflect our strongest convictions. The stocks we sold - including many holdovers from the technology bubble - have left us with a sizable capital loss, which will benefit us on a tax basis going forward. SMALLCAP remains extraordinarily well-diversified, holding 590 securities in 37 countries. Of the 479 stocks held throughout the entire six-month period, 353 of them rose in value, 120 fell and six were unchanged. In our last report, 83% of stocks owned throughout the period fell.

SMALLCAP's biggest holdings are currently in hotels, restaurants and leisure-related companies. These industries suffered badly in the wake of the terrorist attacks, pushing valuations to compelling levels and giving us the opportunity to invest in solid, profitable companies at very reasonable prices. Close behind on our list of largest holdings are a number of media companies, which could be lifted by an improving advertising market. We also like semiconductors and semiconductor product equipment. Looking beyond the current weakness in capital spending, we see substantial growth prospects in this sector over the long term. But despite the historic sell-off in technology that began in March 2000, it's worth noting that many tech stocks remain fully valued. Prices have plunged but so have earnings, leaving many companies selling at the same inflated multiples as before. Investing in technology, therefore, remains as challenging as ever - reminding us of the importance of a cautious approach based on extensive and thoughtful research, with a focus on companies with experienced management, solid product lines, good execution and strong balance sheets.

[photograph of computer chips]

[Begin Sidebar]
OUR 10 MOST SUCCESSFUL HOLDINGS

Restoration Hardware (U.S.; a specialty retailer of upscale home            +337.1%
furnishings, hardware and decorative merchandise.)

Verisity (Israel; produces software that identifies design flaws            +207.7
in integrated circuits and electronic systems before production begins.)

Cymer (U.S.; a leading producer of lasers used to make                      +196.5
semiconductors.)

Expedia (U.S.; one of the largest online travel companies.)                 +187.5

S.O.I.TEC (France; produces silicon wafers used in applications             +187.1
where power consumption must be minimized.)

Ticketmaster (U.S.; the leading Internet ticket service; also               +185.8
offers online city guides and dating services.)

Pinnacle Systems (U.S.; manufactures video post-production tools            +173.9
used to create special effects, graphics and titles.)

NetScreen Technologies (U.S.; develops security systems and                 +171.9
software to protect computer networks. Large business and
telecommunications providers use its products.)

Alphameric (U.K.; provides information technology services and              +160.1
designs software and hardware for large companies.)

Hotel Reservations Network (U.S.; an online reservation service             +159.1
offering discounts at leading hotels in Europe and North
America.)


[End Sidebar]

[blown up photograph of reader arm scanning a computer hard drive]

GLOBAL OPPORTUNITIES

SMALLCAP has the flexibility to invest anywhere in the world our analysts uncover compelling opportunities. We see a number of them in companies based outside the United States. There are several reasons for this: U.S. stock prices are highly valued by historic standards, stand at a quarter-century high relative to Europe and trade at a significant premium to developing markets. Over a third of the fund's assets are now invested internationally, with close to a third of that concentrated in developing markets which are growing rapidly, particularly in Asia. South Korea and Thailand are two bright spots, both characterized by companies that are focused on generating growing profits and paying down debt. It is encouraging that much of the money coming into these markets is homegrown, a sign of grass roots confidence.

[Begin Sidebar]
OUR 10 LEAST SUCCESSFUL HOLDINGS

M2S Sverige (Sweden; develops interactive computer-based training            -99.7%
programs.)

Sigma Networks (U.S.; created a broadband network that                       -99.5
interconnects Internet service providers and communications
carriers to improve efficiency.)

ClearSpeed Technology (U.K.; employs new technologies to create              -97.8
microprocessors that allow parallel computing - the use of
multiple processors to solve a problem.)

Power X (U.K.; develops integrated circuits that speed data along            -94.8
communications networks.)

Cogent Communications (U.S.; connects business customers to the              -92.5
Internet via a high-speed optical network.)

Multiplex (U.S.; makes active optical components used to create,             -91.3
amplify and receive laser light in telecommunications networks.)

ProcurePoint Travel Solutions (U.S.; meeting planners use its                -90.0
website to locate and secure conference venues around the world.)

Lone Star Research (U.S.; conducts global marketing research                 -90.0
using e-mail and Internet surveys.)

CoreExpress (U.S.; its national fiber-optic network carries                  -90.0
business-to-business data over the Internet.)

BridgeSpan (U.S.; develops transaction processing software used              -86.5
by the mortgage industry, including Fannie Mae.)


[End Sidebar]

[Begin Sidebar]
Where the fund's assets are invested
Geographical distribution of net assets on March 31, 2002

THE AMERICAS                64.0%

  United States             57.9%

  Canada                    5.1

  Brazil                     .8

  Other Latin America        .2

EUROPE                      14.1%

  United Kingdom            4.8%

  Sweden                    2.0

  Netherlands               1.4

  Germany                   1.2

  Ireland                    .9

  Finland                    .8

  Norway                     .6

  France                     .5

  Other Europe              1.9

ASIA/PACIFIC                12.4%

  South Korea               2.1%

  Singapore                 1.9

  Hong Kong                 1.8

  Japan                     1.7

  Australia                 1.4

  India                     1.2

  Taiwan                     .7

  Thailand                  .6

  Other Asia                1.0

OTHER COUNTRIES             1.0%

CASH & EQUIVALENTS          8.5%

TOTAL                       100.0%


[End Sidebar]

CONTINUED CAUTION ON THE U.S. ECONOMY

Although the fund has rebounded over the last six months, we remain cautious because of several hard-to-predict variables that could affect the economy and the stock market in the months ahead:

* CAPITAL EXPENDITURES. The end of the 1990s spending spree on computers, software and telecommunications equipment helped push the United States into recession - albeit short-lived - last year. With excess capacity in much of the economy and many firms saddled with high debt and low profits, there are few reasons for corporations to open their wallets.

* CONSUMER SPENDING. The American consumer accounts for two-thirds of the U.S. economy. During a downturn, consumers usually show some signs of retrenchment - spending less, saving more and paying off debt. None of these things happened last year. Baby boomers, in or entering their peak earning years, continued to spend, using low-rate mortgage refinancing and home equity loans to free up billions of dollars. Although this helped support the economy, personal debt relative to disposable income remains high and personal bankruptcies hover at record levels. At this point, the American consumer may have little room to increase spending.

[photograph of several different colored electrical wires]

* OIL PRICES. Rebounding economies in the United States and abroad, plus OPEC's desire to limit production, have pushed prices sharply higher in recent months. Though consumers are beginning to grumble at the gas station, the American economy has by and large not been hurt. But further, sustained price hikes could occur if OPEC nations react negatively to U.S. policies or actions in the war on terrorism.

LONG-TERM PERSPECTIVE

Despite these concerns, we are hopeful that the worst may be behind us. The future is promising for small companies in many sectors, among them health care, communications and the Internet. The Internet, it's worth remembering, is still a very young industry with tremendous potential to reshape the way we live and work.

SMALLCAP World Fund's adviser, Capital Research and Management Company, invests with a long-term perspective. Potential investments are researched extensively and typically include on-site visits with chief executive officers, chief financial officers, bankers, vendors, customers and competitors - all of whom can help us make informed investment decisions.

We appreciate your loyalty and look forward to reporting to you again in six months.

Cordially,

/s/ Gordon Crawford
Gordon Crawford
Chairman of the Board

/s/ Gregory W. Wendt
Gregory W. Wendt
President

May 14, 2002

Largest equity holdings                          net assets

Michaels Stores                                  1.51%
Westwood One                                     1.42
Extended Stay America                            1.19
DoubleClick                                      1.08
Performance Food Group                           1.01
Arthur J. Gallagher                              1.01
Cheesecake Factory                               .98
Triad Hospitals                                  .88
Ticketmaster                                     .86
Education Management                             .85




[pie chart]
                                                 Percent of
Largest industry holdings                        net assets

Hotels, restaurants & leisure                    8.9%
Media                                            7.1
Semiconductor equipment & products               6.2
Commercial services & supplies                   5.9
Specialty retail                                 5.5
All other industries                             57.9
Cash & equivalenst                               8.5
[end chart]


Smallcap World Fund, Inc.
Investment portfolio, March 31, 2002

                                                                                              Unaudited

                                                                    Shares or                 Market
Equity securities (common and preferred                             principal                 value
 stocks and convertible debentures)                                 amount                    (000)

Extended Stay America, Inc. (USA) /1/ /2/                           6,190,000                 $107,706
Cheesecake Factory Inc. (USA) /1/                                   2,412,375                 89,017
Mandalay Resort Group (USA) /1/                                     1,962,400                 60,246
J D Wetherspoon PLC (United Kingdom)                                10,484,935                57,913
Four Seasons Hotels Inc. (Canada)                                   1,001,600                 53,365
P.F. Chang's China Bistro, Inc. (USA) /1/ /2/ /3/                   675,000                   44,975
P.F. Chang's China Bistro, Inc. /1/ /2/                             90,500                    6,030
International Game Technology (merged with                          750,000                   46,740
 Anchor Gaming) (USA) /1/
Bally Total Fitness Holding Corp. (USA) /1/                         1,614,300                 35,434
Ameristar Casinos, Inc. (USA) /1/                                   1,221,500                 33,567
Vail Resorts, Inc. (USA) /1/                                        1,557,600                 33,068
Ruby Tuesday, Inc. (USA)                                            1,350,000                 31,387
Orient-Express Hotels Ltd., Class A (USA) /1/                       1,513,000                 31,016
Boca Resorts, Inc., Class A (USA) /1/                               1,645,000                 21,286
Boca Resorts, Inc., Class A, 1997 Series  /1/ /3/                   500,000                   6,470
Boca Resorts, Inc., Class A, 1999 Series /1/ /3/                    231,730                   2,999
Triarc Companies, Inc., Class A (USA) /1/                           950,000                   26,410
Steak n Shake Co. (USA) /1/ /2/                                     1,718,750                 24,148
Mandarin Oriental International Ltd.                                50,000,000                21,000
 (Hong Kong) /2/
Cafe de Coral Holdings Ltd. (Hong Kong) /2/                         28,192,000                20,785
Luminar PLC (United Kingdom)                                        1,500,000                 17,105
Fairmont Hotels & Resorts Inc. (Canada)                             450,000                   12,735
Panera Bread Co., Class A (USA) /1/                                 100,000                   6,371
CBRL Group, Inc. (USA)                                              200,000                   5,694
Morton's Restaurant Group, Inc. (USA) /1/ /2/                       396,000                   5,508
PizzaExpress PLC (United Kingdom)                                   420,000                   4,559
California Pizza Kitchen, Inc. (USA) /1/                            148,800                   3,721
I T International Theatres Ltd.                                     300,000                   867
 (Israel)  /1/ /3/ /4/


MEDIA  -  7.09%
Westwood One, Inc. (USA) /1/                                        3,356,800                 128,733
Ticketmaster, Class B (USA) /1/                                     2,640,000                 78,091
CanWest Global Communications Corp. (Canada) /1/                    4,454,346                 34,948
CanWest Global Communications Corp., nonvoting,                     14,321                    114
 Class A /1/
UnitedGlobalCom, Inc., Class A (USA) /1/                            6,054,375                 32,754
Fox Kids Europe NV (Netherlands) /1/                                2,988,000                 30,583
SBS Broadcasting SA (Luxembourg) /1/ /2/                            1,510,200                 28,618
Cheil Communications Inc. (South Korea)                             183,000                   25,706
Alliance Atlantis Communications Inc., nonvoting,                   2,266,450                 25,621
 Class B (Canada) /1/
Journal Register Co. (USA) /1/                                      800,000                   16,960
Village Roadshow Ltd. (Australia)                                   11,701,596                11,114
Village Roadshow Ltd., Class A, 5.50% preferred                     7,094,528                 5,641
Woongjin.com Co., Ltd. (South Korea) /2/                            1,956,980                 14,518
Toei Animation Co., Ltd. (Japan)                                    240,000                   13,045
Information Holdings Inc. (USA) /1/                                 439,000                   12,643
BEC World PCL (Thailand)                                            1,929,000                 11,790
Emmis Communications Corp., Class A (USA) /1/                       430,000                   11,498
Zee Telefilms Ltd. (India)                                          3,100,000                 10,656
Sanctuary Group PLC (United Kingdom)                                11,470,839                10,301
Corus Entertainment Inc., nonvoting, Class B                        434,300                   10,018
 (Canada) /1/
Austereo Group Ltd. (Australia)                                     9,820,000                 10,008
Cumulus Media Inc., Class A (USA) /1/                               550,300                   9,850
Rural Press Ltd. (Australia)                                        3,726,466                 9,644
Clear Media Ltd. (Hong Kong) /1/                                    16,150,000                9,577
Groupe AB SA (France)                                               551,726                   8,795
PRIMEDIA Inc. (USA) /1/                                             2,747,046                 8,708
Key3Media Group, Inc. (USA) /1/                                     1,750,000                 8,032
Phoenix Satellite Television Holdings Ltd.                          65,000,000                8,001
 (Hong Kong) /1/
NTV Broadcasting Co. (GDR) (Russia) /1/ /3/ /4/                     812,520                   8,000
Astral Media Inc., Class A (Canada)                                 250,000                   7,846
Cable Satisfaction International Inc., Class A                      2,500,000                 6,826
 (Canada) /1/
Lions Gate Entertainment Corp. (Canada) /1/ /2/                     2,378,500                 5,897
Lions Gate Entertainment Corp., USD                                 121,500                   305
 denominated /1/ /2/
HIT Entertainment PLC (United Kingdom)                              1,216,890                 6,158
Nasionale Pers Beperk, Class N (South Africa)                       3,278,500                 3,559
RG Capital Radio Ltd. (Australia)                                   2,735,000                 3,211
P4 Radio Hele Norge ASA (Norway) /2/                                1,648,000                 2,759
MIH Holdings Ltd. (South Africa) /1/                                6,122,632                 2,324
Incisive Media PLC (United Kingdom) /1/                             1,650,000                 2,116
MIH Ltd., Class A (South Africa) /1/                                718,000                   2,047
TNT-Teleset (GDR) (Russia)  /1/ /3/ /4/                             287,324                   2,000
Austar United Communications Ltd. (Australia) /1/                   13,806,424                1,584
AVEX Inc. (Japan)                                                   65,000                    1,374
BKN International AG (Germany) /1/ /2/                              500,000                   858
Antenna TV SA (ADR) (Greece) /1/                                    347,700                   556
Lone Star Research, Inc. (formerly Modalis                          966,793                   187
 Research Technologies, Inc.) (USA) /1/ /3/ /4/
InternetStudios.com, Inc. (USA)  /1/ /2/                            39,700                    12


SEMICONDUCTOR EQUIPMENT & PRODUCTS  -  6.20%
Cymer, Inc. (USA) /1/                                               1,425,000                 70,765
Advanced Energy Industries, Inc. (USA) /1/ /2/                      1,725,000                 62,031
Faraday Technology Corp. (Taiwan) /2/                               7,342,000                 42,062
Semtech Corp. (USA) /1/                                             1,050,000                 38,325
Rudolph Technologies, Inc. (USA) /1/                                775,000                   33,449
ASM International NV (New York registered)                          1,200,000                 31,332
 (Netherlands) /1/
Exar Corp. (USA) /1/                                                1,500,000                 30,810
Micrel, Inc. (USA) /1/                                              1,170,000                 29,507
Brooks Automation, Inc. (USA) /1/                                   600,000                   27,264
Elantec Semiconductor, Inc. (USA) /1/                               500,000                   21,385
Varian Semiconductor Equipment Associates,                          375,000                   16,875
 Inc. (USA) /1/
ASM Pacific Technology Ltd. (Hong Kong)                             6,820,000                 16,615
Power Integrations, Inc. (USA) /1/                                  852,800                   16,246
ASE Test Ltd. (Taiwan) /1/                                          966,400                   15,085
TriQuint Semiconductor, Inc. (USA) /1/                              1,250,000                 15,012
Integrated Circuit Systems, Inc. (USA) /1/                          640,000                   13,056
Microchip Technology Inc. (USA) /1/                                 275,000                   11,503
Vitesse Semiconductor Corp. (USA) /1/                               1,150,000                 11,270
Zarlink Semiconductor Inc. (Canada) /1/                             1,100,000                 10,550
BE Semiconductor Industries, NV (Netherlands) /1/                   1,339,100                 10,288
S.O.I.TEC SA (France) /1/                                           440,000                   9,203
Asyst Technologies, Inc. (USA) /1/                                  480,000                   8,736
Melexis NV (Belgium) /1/                                            1,000,000                 6,925
ASAT Holdings Ltd. (ADR) (Hong Kong) /1/                            2,974,800                 6,366
Zeevo, Inc., Series C, convertible preferred                        1,587,301                 4,500
 (USA) /1/ /2/ /3/ /4/
Jenoptik AG (Germany)                                               206,800                   3,603
Power X Ltd. (United Kingdom) /1/ /3/ /4/                           3,413,316                 49
ClearSpeed Technology Ltd. (United                                  2,300,000                 24
 Kingdom)  /1/ /3/ /4/


COMMERCIAL SERVICES & SUPPLIES  -  5.94%
Education Management Corp. (USA) /1/ /2/                            1,825,000                 76,960
Sylvan Learning Systems, Inc. (USA) /1/ /2/                         2,075,000                 58,619
ChoicePoint Inc. (USA) /1/                                          900,000                   51,840
Arbitron Inc. (USA) /1/                                             911,060                   30,794
Vedior NV (Netherlands)                                             2,200,000                 29,705
Tetra Tech, Inc. (USA) /1/                                          1,825,000                 26,079
Career Education Corp. (USA) /1/                                    601,600                   23,823
Group 4 Falck A/S (Denmark)                                         195,000                   23,319
Buhrmann NV (Netherlands)                                           1,700,000                 22,213
Ionics, Inc. (USA) /1/                                              500,000                   16,030
CoStar Group, Inc. (USA) /1/                                        653,100                   14,865
Imagistics International Inc. (USA) /1/                             911,100                   14,486
Gunnebo AB (Sweden)                                                 1,013,000                 13,874
Cross Country, Inc. (USA) /1/                                       488,500                   13,189
Informatics Holdings Ltd. (Singapore) /2/                           16,964,000                12,513
Edison Schools Inc., Class A (USA) /1/                              900,000                   12,510
S1 Corp. (South Korea)                                              715,000                   11,917
Michael Page International PLC (United Kingdom)                     3,610,000                 9,494
DIS Deutscher Industrie Service AG (Germany)                        390,000                   9,275
Robert Walters PLC (United Kingdom) /2/                             5,000,000                 9,158
PSD Group PLC (United Kingdom) /2/                                  1,628,000                 8,122
ITE Group PLC (United Kingdom) /2/                                  16,708,233                7,800
Resources Connection, Inc. (USA) /1/                                225,000                   6,509
MITIE Group PLC (United Kingdom)                                    3,000,000                 6,307
Corporate Services Group PLC 7.50% convertible                      Pound 5,750,000           4,918
 debentures 2005 (United Kingdom)
ZOOTS, Series B, convertible preferred                              3,919,936                 4,734
 (USA) /1/ /2/ /3/ /4/
Reliance Security Group PLC (United Kingdom)                        440,000                   4,704
Duratek, Inc. (USA) /1/                                             891,100                   4,438
Proffice AB, Class B (Sweden)                                       900,000                   3,733
Oslo Bors Holding ASA (Norway) /1/ /3/                              125,000                   2,969
POOLiA AB, Class B (Sweden)                                         385,147                   2,043
Leefung-Asco Printers Holdings Ltd.                                 18,860,000                1,935
 (Hong Kong) /1/


SPECIALTY RETAIL  -  5.45%
Michaels Stores, Inc. (USA) /1/ /2/                                 3,636,800                 137,471
JJB Sports PLC (United Kingdom)                                     11,450,000                62,427
Circuit City Stores, Inc. - CarMax Group                            1,825,000                 47,194
 (USA) /1/
Big Lots, Inc. (USA) /1/                                            2,500,000                 35,125
Zale Corp. (USA) /1/                                                800,000                   32,480
DFS Furniture Co. PLC (United Kingdom)                              3,977,070                 27,126
KOMERI Co., Ltd. (Japan)                                            1,130,000                 24,917
Claire's Stores, Inc. (USA)                                         1,100,000                 21,428
Williams-Sonoma, Inc. (USA) /1/                                     425,000                   19,546
Genesco Inc. (USA) /1/                                              520,000                   14,336
Sharper Image Corp. (USA) /1/ /2/                                   775,000                   13,322
Giordano International Ltd. (Hong Kong)                             20,976,000                12,507
Restoration Hardware, Inc. (USA) /1/                                550,000                   6,875
Restoration Hardware, Inc. /1/ /3/                                  400,000                   5,000
Lithia Motors, Inc., Class A (USA) /1/                              300,000                   7,410
Whitehall Jewellers, Inc. (USA) /1/                                 380,000                   7,163
Payless ShoeSource, Inc. (USA) /1/                                  115,000                   7,021
Chico's FAS, Inc. (USA) /1/                                         180,000                   6,066
Arcadia Group PLC (United Kingdom)                                  950,000                   4,590
Homac Corp. (Japan)                                                 337,000                   1,872
EUROBIKE AG (Germany) /2/                                           291,288                   964


INTERNET SOFTWARE & SERVICES  -  5.07%
DoubleClick Inc. (USA) /1/ /2/                                      8,175,000                 98,018
EarthLink, Inc. (USA) /1/                                           7,143,000                 72,501
Expedia, Inc., Class A (USA) /1/                                    800,000                   55,872
Expedia, Inc., warrants, expire 2009 /1/                            182,400                   6,497
Hotel Reservations Network, Inc., Class A                           800,000                   47,144
 (USA) /1/
CNET Networks, Inc. (USA) /1/                                       5,000,000                 27,400
MatrixOne, Inc. (USA) /1/                                           2,155,000                 19,223
Retek Inc. (USA) /1/                                                700,000                   18,375
SonicWALL, Inc. (USA) /1/                                           1,150,000                 14,996
Homestore.com, Inc. (USA) /1/                                       4,600,000                 12,420
NetRatings, Inc. (USA) /1/                                          840,000                   10,181
Openwave Systems Inc. (USA) /1/                                     1,500,000                 9,540
RADWARE Ltd. (Israel) /1/                                           820,000                   9,405
NCsoft Corp. (South Korea)                                          44,000                    7,901
Digitas Inc. (USA) /1/                                              1,310,000                 7,179
TriZetto(r) Group, Inc. (USA) /1/                                     500,000                   6,075
Orbiscom Ltd. (Ireland)  /1/ /3/ /4/                                3,905,874                 5,668
America Online Latin America, Inc., Class A                         2,373,500                 5,340
 (USA) /1/
Selectica, Inc. (USA) /1/                                           1,145,500                 4,422
Ubizen (Belgium) /1/                                                1,068,000                 3,907
PayPal, Inc. (USA) /1/                                              187,600                   3,574
SmartForce PLC (ADR) (Ireland) /1/                                  325,000                   3,412
DigitalThink, Inc. (USA) /1/                                        1,334,655                 3,003
BridgeSpan, Inc., Series B, convertible                             1,770,000                 2,372
 preferred (USA) /1/ /2/ /3/ /4/
VIA NET.WORKS, Inc. (USA) /1/                                       2,273,100                 1,864
Meet World Trade, Series C, convertible preferred                   389,416                   1,460
 (USA) /1/ /3/ /4/
Commerx, Inc., Series B, convertible preferred                      321,802                   1,400
 (USA)  /1/ /3/ /4/
ProcurePoint Travel Solutions, Inc. (formerly                       514,933                   499
 EventSource.com, Inc.), Series B, convertible
 preferred (USA) /1/ /3/ /4/
GFT Technologies AG (Germany) /1/                                   47,100                    214
WEB.DE AG (Germany) /1/                                             57,816                    203
patsystems PLC (United Kingdom) /1/                                 1,215,000                 182


ELECTRONIC EQUIPMENT & INSTRUMENTS  -  4.10%
Venture Manufacturing (Singapore) Ltd (Singapore)                   5,867,000                 57,916
Venture Manufacturing (Singapore) Ltd. /3/                          1,562,600                 15,425
Orbotech Ltd. (Israel) /1/                                          1,516,500                 47,648
Rogers Corp. (USA) /1/ /2/                                          956,800                   31,775
Kingboard Chemical Holdings Ltd. (Hong Kong) /2/                    31,720,000                29,487
Kingboard Chemical Holdings Ltd., warrants,                         2,772,000                 711
 expire 2003 /1/ /2/
DDi Corp. (USA) /1/ /2/                                             3,100,000                 26,443
Micronic Laser Systems AB (Sweden) /1/ /2/                          852,810                   15,135
Micronic Laser Systems AB /1/ /2/ /3/                               466,666                   8,282
Vaisala Oyj, Class A (Finland)                                      835,000                   19,639
National Instruments Corp. (USA) /1/                                450,000                   18,819
Hana Microelectronics PCL (Thailand) /2/                            8,600,000                 17,390
DSP Group, Inc. (USA) /1/                                           840,000                   17,195
Keithley Instruments, Inc. (USA)                                    700,000                   15,379
Citizen Electronics Co., Ltd. (Japan)                               184,300                   12,504
Flextronics International Ltd. (Singapore) /1/                      600,000                   10,950
Hankuk Electric Glass Co., Ltd. (South Korea)                       119,810                   10,189
Celestica Inc. (Canada) /1/                                         225,000                   8,158
Perlos Oyj (Finland)                                                477,300                   4,116
Digital Electronics Corp. (Japan)                                   170,900                   2,061
alphyra group PLC (formerly ITG Group PLC)                          898,200                   1,847
 (Ireland) /1/
JOT Automation Group Oyj (Finland)                                  4,115,000                 1,470


HEALTH CARE PROVIDERS & SERVICES  -  3.70%
Triad Hospitals, Inc. (USA) /1/                                     2,323,210                 79,872
Province Healthcare Co. (USA) /1/ /2/                               1,850,000                 58,774
LifePoint Hospitals, Inc. (USA) /1/                                 1,184,900                 43,794
Service Corp. International (USA) /1/                               8,093,300                 42,894
Rhon-Klinikum AG, nonvoting preferred (Germany)                     561,300                   28,017
Rhon-Klinikum AG                                                    273,600                   14,622
ICON PLC (ADR) (Ireland) /1/                                        481,000                   16,354
AMN Healthcare Services, Inc. (USA) /1/                             575,000                   15,467
Mid Atlantic Medical Services, Inc. (USA) /1/                       400,000                   11,400
Capio AB (Sweden) /1/                                               1,500,000                 10,561
AmeriPath, Inc. (USA) /1/                                           271,700                   7,282
Centene Corp. (USA) /1/                                             300,000                   6,870


OIL & GAS  -  3.48%
Newfield Exploration Co. (USA) /1/                                  1,717,400                 63,527
Western Oil Sands Inc., Class A                                     2,130,000                 37,635
 (Canada) /1/ /2/ /3/
Western Oil Sands Inc., Class A /1/ /2/                             1,148,333                 20,290
Spinnaker Exploration Co. (USA) /1/                                 840,000                   34,986
Penn West Petroleum Ltd. (Canada) /1/                               1,325,000                 34,298
Tullow Oil PLC (Ireland) /1/ /3/                                    9,142,857                 13,423
Tullow Oil PLC /1/                                                  8,591,276                 12,613
Cairn Energy PLC (United Kingdom) /1/                               5,030,000                 20,255
Vintage Petroleum, Inc. (USA)                                       1,000,000                 14,700
Paladin Resources NL (United Kingdom) /1/ /2/                       16,083,990                11,028
Ivanhoe Energy Inc. (Canada) /1/                                    5,692,200                 10,897
Ivanhoe Energy Inc., warrants, expire 2002 /1/ /4/                  500,000                   2
Encore Acquisition Co. (USA) /1/                                    715,000                   10,546
Novus Petroleum Ltd. (Australia) /1/                                7,969,508                 9,398
Oil Search Ltd. (Australia) /1/                                     8,000,000                 5,123
Oil Search Ltd. 9.00% convertible preferred 2003                    55,555                    3,290
Oil Search Ltd.  /1/ /3/                                            1,150,000                 736
Pogo Producing Co. (USA)                                            225,000                   7,132
Sibir Energy PLC (United Kingdom) /1/                               20,000,000                3,278
Sibir Energy PLC 15.00% convertible                                 Pound 2,000,000           2,851
 debentures 2002


BIOTECHNOLOGY  -  3.04%
Transkaryotic Therapies, Inc. (USA) /1/                             1,000,000                 43,050
XOMA Ltd. (USA) /1/  /3/                                            2,000,000                 17,180
XOMA Ltd. /1/                                                       1,200,000                 10,308
ILEX Oncology, Inc. (USA) /1/                                       833,000                   14,378
ILEX Oncology, Inc. /1/  /3/                                        674,000                   11,633
Neurocrine Biosciences, Inc. (USA) /1/                              500,000                   20,295
Amylin Pharmaceuticals, Inc. (USA) /1/ /3/                          1,372,933                 13,743
Amylin Pharmaceuticals, Inc. /1/                                    627,067                   6,277
United Therapeutics Corp. (USA) /1/ /2/ /3/                         680,000                   9,153
United Therapeutics Corp. /1/ /2/                                   625,000                   8,412
Protein Design Labs, Inc. (USA) /1/                                 1,008,000                 17,267
OSI Pharmaceuticals, Inc. (USA) /1/                                 250,000                   9,787
OSI Pharmaceuticals, Inc.  /1/ /3/                                  187,000                   7,321
Q-Med AB (Sweden) /1/                                               1,107,632                 16,238
Avigen, Inc. (USA) /1/ /2/                                          1,050,000                 11,655
Cephalon, Inc. (USA) /1/                                            179,545                   11,311
NicOx S.A. (France) /1/                                             251,000                   11,151
Cubist Pharmaceuticals, Inc. (USA) /1/                              420,000                   7,762
Vical Inc. (USA) /1/                                                665,000                   6,151
IDEXX Laboratories, Inc. (USA) /1/                                  225,000                   6,039
Invitrogen Corp. (USA) /1/                                          140,000                   4,805
Neurobiological Technologies, Inc. (USA) /1/ /3/                    900,000                   4,338
Cambridge Antibody Technology Group PLC                             185,000                   3,771
 (United Kingdom) /1/
Control Delivery Systems Inc., Series A,                            55,824                    3,000
 convertible preferred (USA) /1/ /3/ /4/
Forbes Medi-Tech Inc. (Canada) /1/                                  1,000,000                 565


SOFTWARE  -  2.87%
Novell, Inc. (USA) /1/                                              9,754,000                 37,943
HNC Software Inc. (USA) /1/ /2/                                     2,089,000                 35,095
Micromuse Inc. (USA) /1/                                            2,850,000                 24,966
Macromedia, Inc. (USA) /1/                                          1,200,000                 24,504
Cognos Inc. (Canada) /1/                                            857,200                   23,340
i2 Technologies, Inc. (USA) /1/                                     3,000,000                 15,180
Embarcadero Technologies, Inc. (USA) /1/                            1,000,000                 13,660
Telelogic AB (Sweden) /1/ /2/                                       13,069,500                12,984
Mentor Graphics Corp. (USA) /1/                                     500,000                   10,570
OPNET Technologies, Inc. (USA) /1/ /2/                              1,045,500                 9,964
Aldata Solution Oyj (Finland) /1/ /2/                               4,237,300                 8,490
Quest Software, Inc. (USA) /1/                                      459,600                   6,945
Creo Inc. (formerly Creo Products Inc.)                             600,000                   6,228
 (Canada) /1/
MMC AS (Norway) /1/ /3/ /4/                                         4,150,000                 6,102
Aspen Technology, Inc. (USA) /1/                                    226,000                   5,175
Verisity Ltd. (Israel) /1/                                          200,000                   4,486
Ubi Soft Entertainment SA (France) /1/                              93,860                    2,778
diCarta, Series C, convertible preferred                            1,650,165                 2,500
 (USA)  /1/ /2/ /3/ /4/
Ulticom, Inc. (USA) /1/                                             321,820                   2,459
Technology Nexus AB (Sweden) /1/                                    528,600                   1,978
Stonesoft Oyj (Finland) /1/                                         1,040,000                 1,758
Innovation Group PLC (United Kingdom)                               550,399                   1,428
Infoteria Corp. (Japan) /1/ /2/ /3/ /4/                             2,672                     1,259
Monterey Design Systems Inc., Series E,                             1,000,000                 670
 convertible preferred (USA) /1/ /3/ /4/
SuSE Linux AG (Germany) /1/ /2/ /3/ /4/                             75,626                    217
M2S Sverige AB, Class B (Sweden) /1/ /4/                            143,500                   -


CHEMICALS  -  2.71%
OM Group, Inc. (USA)                                                1,050,000                 75,915
Cambrex Corp. (USA) /2/                                             1,480,000                 62,308
Ferro Corp. (USA)                                                   1,000,000                 28,800
Georgia Gulf Corp. (USA)                                            1,000,000                 26,850
Asian Paints (India) Ltd. (India)                                   3,174,100                 21,368
Valspar Corp. (USA)                                                 337,000                   15,859
Crompton Corp. (USA)                                                671,200                   8,289
National Petrochemical PCL (Thailand)                               6,000,000                 7,100


INSURANCE  -  2.45%
Arthur J. Gallagher & Co. (USA)                                     2,800,000                 91,756
Hilb, Rogal and Hamilton Co. (USA) /2/                              1,430,000                 44,616
Philadelphia Consolidated Holding Corp. (USA) /1/                   660,000                   26,268
Reinsurance Group of America, Inc. (USA)                            600,000                   18,786
Zenith National Insurance Corp. (USA)                               535,000                   15,622
Annuity and Life Re (Holdings), Ltd. (USA)                          700,000                   13,545
First American Corp. (USA)                                          550,000                   11,704


PHARMACEUTICALS  -  2.11%
Scios Inc. (USA) /1/ /2/                                            2,435,000                 70,445
Medicis Pharmaceutical Corp., Class A (USA) /1/                     625,000                   34,687
NPS Pharmaceuticals, Inc. (USA) /1/                                 905,900                   29,560
CIMA LABS INC. (USA) /1/ /2/                                        817,200                   21,778
Salix Pharmaceuticals, Ltd. (USA) /1/ /3/                           960,000                   16,829
Cellegy Pharmaceuticals, Inc. (USA) /1/ /3/                         825,000                   5,701
NexMed, Inc. (USA)  /1/ /3/                                         1,100,000                 5,225
Generex Biotechnology Corp. (USA) /1/ /2/ /3/                       1,079,000                 5,201
Generex Biotechnology Corp., warrants, expire                       164,467                   2
 2005 /1/ /2/ /3/ /4/
Inspire Pharmaceuticals, Inc. (USA) /1/                             1,250,000                 2,512
SuperGen Inc., warrants, expire 2002                                336,600                   11
 (USA) /1/ /3/ /4/
SuperGen Inc., warrants, expire 2002 /1/ /4/                        231,800                   7


HEALTH CARE EQUIPMENT & SUPPLIES  -  1.86%
Lumenis Ltd. (Israel) /1/ /2/                                       2,270,000                 25,197
Caliper Technologies Corp. (USA) /1/ /2/                            1,348,500                 17,490
Caliper Technologies Corp. /1/ /2/ /3/                              200,000                   2,594
Urologix, Inc. (USA) /1/ /2/                                        900,000                   16,353
Sulzer Medica Ltd (Switzerland)                                     155,000                   14,270
MedSource Technologies, Inc. (USA) /1/                              1,000,000                 12,960
American Medical Systems Holdings, Inc. (USA) /1/                   500,000                   11,255
Aspect Medical Systems, Inc. (USA) /1/ /2/                          1,137,000                 10,119
Sectra AB, Class B (Sweden)                                         1,640,000                 9,965
Coloplast A/S, Class B (Denmark)                                    137,000                   8,834
ResMed Inc (USA) /1/                                                210,000                   8,427
Transgenomic, Inc. (USA) /1/                                        825,000                   7,458
Fisher & Paykel Healthcare Corp. Ltd. (formerly                     1,213,800                 5,295
 Fisher & Paykel Industries Ltd.) (New Zealand)
TriPath Imaging, Inc. (USA) /1/                                     886,242                   5,078
Nobel Biocare AB (Sweden)                                           95,000                    4,526
Microlife Corp. (Taiwan) /1/                                        1,076,000                 3,452
Integra LifeSciences Holdings Corp. (USA) /1/                       118,200                   3,325
Vision-Sciences, Inc. (USA) /1/                                     984,500                   1,329
Genetronics Biomedical Corp. (USA) /1/ /2/                          2,090,000                 1,115
Genetronics Biomedical Corp. /1/ /2/ /3/ /4/                        240,000                   112
Genetronics Biomedical Corp., warrants, expire                      120,000                   26
 2003 /1/ /2/ /3/ /4/
Point Therapeutics, Inc. (formerly HemaSure Inc.)                   51,494                    154
 (USA) /1/


BEVERAGES  -  1.47%
BRL Hardy Ltd. (Australia)                                          7,561,915                 42,771
Cott Corp. (Canada) /1/                                             1,869,900                 35,210
Anadolu Efes Biracilik ve Malt Sanayii AS (Turkey)                  960,000,000               23,695
Robert Mondavi Corp., Class A (USA) /1/                             580,000                   20,845
Coca-Cola Central Japan Co., Ltd. (Japan)                           1,185                     5,664
Quilmes Industrial SA, Class B (ADR) (Argentina)                    500,000                   5,055


BANKS  -  1.44%
Fulton Financial Corp. (USA)                                        1,173,600                 29,387
ICICI Bank Ltd. (India)                                             8,597,501                 21,860
UMB Financial Corp. (USA)                                           420,000                   18,010
Hudson United Bancorp (USA)                                         505,400                   16,077
Citizens Banking Corp. (USA)                                        459,900                   14,933
Republic Bancshares, Inc. (USA) /1/                                 506,400                   8,670
West Coast Bancorp (USA)                                            405,000                   6,118
Pacific Capital Bancorp (USA)                                       189,500                   5,846
Southern Financial Bancorp, Inc. (USA)                              209,000                   5,215
JCG Holdings Ltd. (Hong Kong)                                       7,990,000                 4,815


ENERGY EQUIPMENT & SERVICES  -  1.30%
Precision Drilling Corp. (Canada) /1/                               900,000                   28,764
Rowan Companies, Inc. (USA) /1/                                     1,210,500                 27,890
Newpark Resources, Inc. (USA) /1/                                   3,250,000                 25,187
Enerflex Systems Ltd. (Canada) /2/                                  895,000                   12,780
Hydril Co. (USA) /1/                                                317,500                   7,737
FMC Technologies, Inc. (USA) /1/                                    350,000                   6,975
Grant Prideco, Inc. (USA) /1/                                       450,000                   6,156
Ramco Energy PLC (United Kingdom) /1/                               500,000                   2,494


FOOD & DRUG RETAILING  -  1.27%
Performance Food Group Co. (USA) /1/ /2/                            2,810,000                 91,775
Whole Foods Market, Inc. (USA) /1/                                  250,000                   11,422
Jean Coutu Group (PJC) Inc., Class A (Canada)                       500,000                   10,623
Migros Turk TAS (Turkey)                                            21,647,575                1,554


WIRELESS TELECOMMUNICATION SERVICES  -  1.15%
Tele Centro Oeste Celular Participacoes SA,                         4,700,000                 28,341
 preferred nominative (ADR) (Brazil)
GLOBE TELECOM, Inc. (Philippines) /1/                               1,361,999                 21,377
Tele Celular Sul Participacoes SA, preferred                        939,900                   12,548
 nominative (ADR) (Brazil)
Tele Celular Sul Participacoes SA, ordinary                         2,210,000,000             2,482
 nominative
Tele Nordeste Celular Participacoes SA, preferred                   583,600                   14,094
 nominative (ADR) (Brazil)
Total Access Communication PCL (Thailand) /1/                       8,385,800                 11,489
Telemig Celular Participacoes SA, preferred                         213,600                   6,066
 nominative (ADR) (Brazil)
Tele Leste Celular Participacoes SA, preferred                      350,000                   6,055
 nominative (ADR) (Brazil)
Tele Norte Celular Participacoes SA, preferred                      109,000                   1,739
 nominative (ADR) (Brazil)


FOOD PRODUCTS  -  1.05%
IAWS Group PLC (Ireland)                                            3,400,000                 27,100
Cheil Jedang Corp. (South Korea)                                    350,000                   15,945
Hain Celestial Group, Inc. (USA) /1/                                670,450                   14,918
Burns, Philp & Co. Ltd. (Australia) /1/                             34,000,000                11,793
Burns, Philp & Co. Ltd., warrants, expire 2003 /1/                  5,000,000                 1,214
Lindt & Sprungli AG (Switzerland)                                   800                       4,581
Lindt & Sprungli AG, participation certificate                      8,526                     4,431
PT Indofood Sukses Makmur Tbk (Indonesia)                           109,321,500               8,924
Pulmuone Co., Ltd. (South Korea)                                    230,000                   6,549


DIVERSIFIED FINANCIALS  -  1.05%
Federal Agricultural Mortgage Corp.,                                630,000                   28,035
 Class C (USA) /1/
OM AB (Sweden)                                                      1,386,800                 16,920
Housing Development Finance Corp. Ltd. (India)                      958,240                   13,462
American Capital Strategies, Ltd. (USA)                             400,000                   12,384
Saxon Capital, Inc. (USA) /1/                                       565,000                   8,345
Metris Companies Inc. (USA)                                         360,000                   7,200
Singapore Exchange Ltd. (Singapore)                                 9,480,600                 6,685
Medallion Financial Corp. (USA)                                     150,000                   1,165
Nissin Co., Ltd. (Japan)                                            75,500                    470
Nissin Co., Ltd. /1/ /4/ /5/                                        75,500                    470


TRANSPORTATION INFRASTRUCTURE  -  1.04%
SembCorp Logistics Ltd. (Singapore)                                 39,605,200                47,474
Jiangsu Expressway Co. Ltd., Class H (China)                        79,250,000                18,901
Zhejiang Expressway Co. Ltd., Class H (China)                       72,000,000                18,695
Grupo Aeroportuario del Sureste, SA de CV,                          635,000                   9,589
 Class B (ADR) (Mexico) /1/


AIRLINES  -  1.00%
Atlantic Coast Airlines Holdings, Inc. (USA) /1/                    1,400,000                 33,572
SkyWest, Inc. (USA)                                                 1,150,000                 28,669
Continental Airlines, Inc., Class B (USA) /1/                       500,000                   14,160
WestJet Airlines Ltd. (Canada) /1/                                  750,000                   14,005


REAL ESTATE  -  0.97%
Newhall Land and Farming Co. (USA)                                  1,000,000                 31,300
Cadiz Inc. (USA) /1/ /2/                                            2,300,000                 20,700
Castellum AB (Sweden)                                               1,114,286                 12,521
Unibail (France)                                                    222,000                   11,777
Anthracite Capital, Inc. (USA)                                      985,700                   11,336


COMPUTERS & PERIPHERALS  -  0.82%
C Technologies AB (Sweden) /1/ /2/                                  4,967,433                 16,865
O2Micro International Ltd. (USA) /1/                                851,400                   14,874
Psion PLC (United Kingdom)                                          13,775,000                13,843
Opticom ASA (Norway) /1/                                            368,600                   11,069
MegaChips Corp. (Japan)                                             295,000                   8,117
Computer Access Technology Corp. (USA) /1/ /2/                      1,000,000                 4,950
Pinnacle Systems, Inc. (USA) /1/                                    541,600                   4,317
Sotec Co. Ltd. (Japan)                                              479                       376


INTERNET & CATALOG RETAIL  -  0.79%
School Specialty, Inc. (USA) /1/ /2/                                1,080,000                 28,858
dELiA*s Corp., Class A (USA) /1/ /2/                                2,750,000                 17,515
Internet Auction Co. Ltd. (South Korea) /1/                         558,643                   12,641
1-800-FLOWERS.COM, Inc. (USA) /1/                                   700,000                   9,534
RedEnvelope, Inc., Series E, convertible                            2,525,124                 3,200
 preferred (USA) /1/ /2/ /3/ /4/


COMMUNICATIONS EQUIPMENT  -  0.76%
Ixia (USA) /1/                                                      2,412,100                 20,503
Filtronic PLC (United Kingdom)                                      3,174,600                 18,327
NetScreen Technologies, Inc. (USA)  /1/ /3/ /4/                     691,496                   9,786
Plantronics, Inc. (USA) /1/                                         335,000                   7,008
Cambridge Silicon Radio, Series II, convertible                     1,137,011                 4,824
 preferred (United Kingdom) /1/ /3/ /4/
ADVA AG Optical Networking (Germany) /1/                            1,020,000                 3,288
SwitchCore AB (Sweden) /1/                                          2,890,877                 2,900
New Focus, Inc. (USA) /1/                                           700,000                   2,093
Himachal Futuristic Communications Ltd.                             100                       -
 (India) /1/


IT CONSULTING & SERVICES  -  0.75%
Titan Corp. (USA) /1/                                               1,100,000                 22,715
Teleca AB (formerly AU-System AB),                                  2,893,241                 13,757
 Class B (Sweden)
Alphameric PLC (United Kingdom)                                     4,925,000                 7,160
Simplex Solutions, Inc. (USA) /1/                                   500,000                   4,965
ALTEN SA (France) /1/                                               247,500                   4,299
HiQ International AB (Sweden) /2/                                   2,820,000                 4,161
NEC Soft, Ltd. (Japan)                                              46,050                    3,617
AIT Group PLC (United Kingdom)                                      505,000                   3,614
Enea Data AB (Sweden)                                               4,486,000                 2,228
Hughes Software Systems Ltd. (India)                                339,379                   1,983


HOUSEHOLD DURABLES  -  0.70%
Ekornes ASA (Norway)                                                1,670,000                 19,834
Palm Harbor Homes, Inc. (USA) /1/                                   663,906                   13,809
Techtronic Industries Co. Ltd. (Hong Kong)                          11,890,000                8,461
Rational AG (Germany)                                               246,600                   8,270
Tohoku Pioneer Corp. (Japan)                                        486,100                   7,696
Fisher & Paykel Appliances Holdings Ltd.                            1,375,000                 5,628
 (formerly Fisher & Paykel Industries Ltd.)
 (New Zealand) /1/


AEROSPACE & DEFENSE  -  0.69%
Mercury Computer Systems, Inc. (USA) /1/ /2/                        1,435,700                 45,885
Armor Holdings, Inc. (USA) /1/                                      620,900                   16,826


BUILDING PRODUCTS  -  0.66%
Uponor Oyj (Finland)                                                870,050                   16,295
Ultraframe PLC (United Kingdom)                                     3,575,000                 16,256
Kumgang Korea Chemical Co., Ltd. (South Korea)                      115,000                   13,535
Geberit AG (Switzerland)                                            52,415                    13,527


METALS & MINING  -  0.48%
Gabriel Resources Ltd. (Canada) /1/ /2/                             5,260,000                 12,480
Gabriel Resources Ltd., warrants, expire                            900,000                   2,135
 2002 /1/ /2/ /3/ /4/
Hoganas AB, Class B (Sweden)                                        610,000                   11,414
M.I.M. Holdings Ltd. (Australia)                                    10,000,000                7,204
First Quantum Minerals Ltd. (Canada) /1/ /2/                        2,540,000                 5,101
Navan Mining PLC (United Kingdom) /1/ /2/                           13,800,000                3,442
Thistle Mining Inc. (Canada) /1/                                    6,264,309                 1,494
Avocet Mining PLC (United Kingdom)  /1/ /2/ /3/                     2,750,000                 451
Avocet Mining PLC /1/ /2/                                           950,000                   156
Arcon International Resources PLC (Ireland) /1/                     11,519,000                164


ELECTRICAL EQUIPMENT  -  0.48%
Littelfuse, Inc. (USA) /1/                                          800,000                   19,816
Wilson Greatbatch Technologies, Inc. (USA) /1/                      465,800                   11,976
SGL Carbon AG (Germany) /1/                                         500,000                   10,802
Integrated Production and Test Engineering                          162,740                   688
 (Belgium) /1/



MARINE  -  0.33%
Neptune Orient Lines Ltd. (Singapore) /1/                           33,500,000                19,624
Tsakos Energy Navigation Ltd. ASA (Norway) /1/                      682,903                   10,196



DISTRIBUTORS  -  0.31%
MEDION AG (Germany)                                                 476,600                   19,887
Sixt AG (Germany)                                                   331,136                   5,134
Sixt AG, nonvoting preferred                                        294,768                   3,369


TEXTILES, APPAREL & LUXURY GOODS  -  0.29%
Phillips-Van Heusen Corp. (USA)                                     1,200,000                 16,932
Cheil Industries Inc. (South Korea)                                 750,000                   9,795


GAS UTILITIES  -  0.29%
International Energy Group Ltd.                                     4,640,000                 16,502
 (United Kingdom) /2/
Xinao Gas Holdings Ltd. (Hong Kong) /1/                             24,000,000                9,617



PAPER & FOREST PRODUCTS  -  0.28%
M-real Oyj, Class B (Finland)                                       2,610,000                 19,599
Sumitomo Forestry Co., Ltd. (Japan)                                 1,150,000                 6,060


MULTILINE RETAIL  -  0.26%
Woolworths Group PLC (United Kingdom)                               34,400,000                23,208


OTHER  -  1.95%
Atlas Air Worldwide Holdings, Inc. (USA) /1/                        1,725,000                 22,718
Miura Co., Ltd. (Japan)                                             1,174,500                 13,547
KOSE Corp. (Japan)                                                  432,000                   11,040
Aderans Co. Ltd. (Japan)                                            356,000                   10,601
RailAmerica, Inc. (USA) /1/ /3/                                     950,000                   9,994
Ratchaburi Electricity Generating Holding PCL                       23,100,000                9,289
 (Thailand)
Perusahaan Perseroan (Persero) PT Indonesian                        850,000                   8,798
 Satellite Corp. Tbk (ADR) (Indonesia)
LG Engineering & Construction Co., Ltd.                             650,000                   8,144
 (South Korea)
Intertape Polymer Group Inc. (Canada) /1/                           701,300                   8,065
Samsung Co., Ltd. (South Korea)                                     860,000                   7,999
Grupo Auxiliar Metalurgico, SA (Spain) /1/                          400,000                   6,795
Zebra Technologies Corp., Class A (USA) /1/                         120,000                   6,491
Mahindra & Mahindra Ltd. (GDR) (India)                              1,795,948                 4,310
Mahindra & Mahindra Ltd.                                            804,052                   1,882
Koito Manufacturing Co., Ltd. (Japan)                               1,670,000                 6,106
Midas, Inc. (USA) /1/                                               400,000                   5,704
Kyowa Exeo Corp. (Japan)                                            1,050,000                 5,050
Associated Cement Companies Ltd. (India)                            1,550,000                 4,879
Gladstone Capital Corp. (USA)                                       256,000                   4,557
Yushin Precision Equipment Co., Ltd. (Japan)                        143,987                   4,342
Exedy Corp. (Japan)                                                 800,000                   4,035
NOK Corp. (Japan)                                                   625,000                   3,934
TECMO, Ltd. (Japan)                                                 350,000                   2,889
Sabate Diosos SA (France) /1/                                       160,000                   1,784
Cogent Communications, Inc., Series C,                              4,973,129                 1,310
 convertible preferred (USA) /1/ /3/ /4/
Cogent Communications, Inc., Series B,                              1,098,901                 376
 convertible preferred  /1/ /3/ /4/
LTG Technologies PLC (United Kingdom) /1/                           3,500,000                 798
Multiplex, Inc., Series C, convertible preferred                    1,358,696                 582
 (USA) /1/ /3/ /4/
THK Co., Ltd. (Japan)                                               27,000                    509
Global Light Telecommunications Inc. (Canada) /1/                   228,000                   303
CoreExpress, Inc., Series C, convertible                            445,128                   55
 preferred (USA) /1/ /3/ /4/
Sigma Networks, Series C, convertible preferred                     4,700,000                 47
 (USA)  /1/ /3/ /4/
Highpoint Telecommunications Inc. (Canada) /1//4/                   322,000                   2



Miscellaneous  -  4.97%
Other equity securities in initial period of                                                  451,624
 acquisition


Total equity securities (cost: $7,547,502,000)                                                8,311,530



                                                                    Principal                 Market
                                                                    amount                    value
Short-term securities                                               (000)                     (000)

Corporate short-term notes  -  5.81%
ING (U.S.) Funding LLC 1.85% - 1.89% due                            $25,000                   $24,978
 4/2-6/12/2002
Mont Blanc Capital Corp. 1.80% - 1.85% due                          45,000                    44,959
 4/8-4/30/2002 /3/
Den Danske Corp. Inc. 1.62% - 1.81% due                             49,400                    49,315
 4/30-5/13/2002
Telstra Corp. Ltd. 1.62% - 1.81% due                                49,000                    48,909
 4/24-5/23/2002
AB Spintab 1.78% - 1.79% due 4/2-4/29/2002                          45,400                    45,375
Societe Generale North America Inc.                                 36,900                    36,878
 1.61% - 1.80% due 4/8-4/15/2002
SBC Communications Inc. 1.81% due 5/9/2002 /3/                      30,000                    29,941
BP Amoco Capital PLC 1.77% due 5/2/2002                             25,200                    25,160
Lloyds Bank PLC 1.72% due 4/11/2002                                 25,000                    24,987
Ciesco LP 1.79% - 1.81% due 4/1-5/6/2002                            25,000                    24,982
Toronto-Dominion Holdings USA Inc. 1.70% -                          25,000                    24,948
 1.81% due 4/11-5/21/2002
Rio Tinto America Inc. 1.81% - 1.91% due                            23,862                    23,773
 5/28-6/20/2002 /3/
Svenska Handelsbanken Inc. 1.79% due                                21,252                    21,239
 4/2-4/18/2002
Westdeutsche Landesbank Girozentrale 1.72%                          20,000                    19,990
 due 4/10/2002
CBA (Delaware) Finance Inc. 1.79% due 5/21/2002                     20,000                    19,949
Private Export Funding Corp. 1.85% due                              4,000                     3,999
 4/4/2002 /3/ /6/
Private Export Funding Corp. 1.72% due                              14,000                    13,988
 4/18/2002 /3/
Royal Bank of Canada 1.74% due 4/5/2002                             17,500                    17,496
Deutsche Bank Financial LLC 1.62% due 5/14/2002                     14,000                    13,972
Canadian Wheat Board 1.77% due 4/22/2002                            12,300                    12,287


Federal agency discount notes  -  1.92%
Freddie Mac 1.565% - 1.765% due 4/18-5/30/2002                      112,200                   112,017
Fannie Mae 1.57% due 4/17/2002                                      28,400                    28,379
Federal Home Loan Banks 1.73% - 1.76% due                           23,505                    23,477
 4/17-5/1/2002
Federal Farm Credit Bank 1.74% due 5/10/2002                        10,200                    10,180


Certificates of deposit  -  0.69%
Deutsche Bank AG 1.72% due 4/24/2002                                25,000                    25,000
ABN AMRO North America Finance Inc. 1.84%                           20,000                    19,996
 due 6/11/2002
Royal Bank of Scotland Group PLC 1.76% due                          18,000                    18,003
 5/15/2002


Total short-term securities (cost: $764,186,000)                                              764,177


Total investment securities (cost: $8,311,688,000)                                            9,075,707
New Taiwanese Dollar (cost: $3,007,000)                             NT$ 97,930                2,805
Excess of cash and receivables over payables                                                  758

Net assets                                                                                    $9,079,270

/1/ Non-income-producing security.
/2/ Represents an affiliated company as defined
 under the Investment Company Act of 1940.
/3/ Purchased in a private placement transaction;
 resale may be limited to qualified
 institutional buyers; resale to the public may require registration.
/4/ Valued under procedures established by the
 Board of Directors.
/5/ This security has been authorized but not
 yet issued.
/6/ This security has been segregated to cover funding requirements on investment transactions settling in the future.


ADR = American Depositary Receipts
GDR = Global Depositary Receipts


See Notes to Financial Statements

SMALLCAP World Fund, Inc.
Financial statements
                                                                                         unaudited
Statement of assets and liabilities
at March 31, 2002

                                                                       (dollars and
                                                                       shares in
                                                                       thousands,
                                                                       except per
                                                                       share amounts)
Assets:
 Investment securities at market:
  Unaffiliated issuers (cost: $6,599,769)                              $7,332,951
  Affiliated issuers (cost: $1,711,919)                                1,742,756         $9,075,707
 Cash denominated in non-U.S. currencies
  (cost: $3,007)                                                                         2,805
 Cash                                                                                    610
 Receivables for:
  Sales of investments                                                 117,353
  Sales of fund's shares                                               13,914
  Dividends and interest                                               9,094             140,361
                                                                                         9,219,483
Liabilities:
 Payables for:
  Purchases of investments                                             115,724
  Repurchases of fund's shares                                         15,094
  Investment advisory services                                         5,060
  Services provided by affiliates                                      3,004
  Deferred Directors' compensation                                     442
  Other fees and expenses                                              889               140,213
Net assets at March 31, 2002                                                             $9,079,270

Net assets consist of:
 Capital paid in on shares of capital stock                                              $10,119,765
 Accumulated net investment loss                                                         (50,400)
 Accumulated net realized loss                                                           (1,753,052)
 Net unrealized appreciation                                                             762,957
Net assets at March 31, 2002                                                             $9,079,270

Total authorized capital stock -
 800,000 shares, $0.01 par value
                                                                                         Net asset
                                                                       Shares            value per
                                                         Net assets    outstanding       share /1/

Class A                                                  $8,869,001    378,296           $23.44
Class B                                                  135,447       5866              $23.09
Class C                                                  48,505        2107              $23.02
Class F                                                  21,186        906               $23.38
Class 529-A                                              3,173         135               $23.44
Class 529-B                                              590           25                $23.42
Class 529-C                                              1,365         58                $23.42
Class 529-E                                              3             -*                $23.44
*Amount less than 1,000.

/1/ Maximum offering price and redemption
 price per share are equal to the net
asset value per share for all
share classes, except for Class A and
Class 529-A, for which the
 maximum offering price per share was
 $24.87 for each.


See Notes to Financial Statements


Statement of operations
for the six months ended March 31, 2002
Investment income:                                                                       unaudited
                                                                       (dollars in
 Income:                                                               thousands)
  Interest                                                             $12,055
  Dividends (net of non-U.S. withholding
            tax of $1,486; also includes
            $898 from affiliates)                                      20,741            $32,796

 Fees and expenses:
  Investment advisory services                                         28,498
  Distribution services                                                11,210
  Transfer agent services                                              7,296
  Administrative services                                              48
  Reports to shareholders                                              520
  Registration statement and prospectus                                433
  Postage, stationery and supplies                                     1,112
  Directors' compensation                                              89
  Auditing and legal                                                   96
  Custodian                                                            652
  State and local taxes                                                258
  Other                                                                136               50,348
 Net investment loss                                                                     (17,552)

Net realized loss and unrealized
 appreciation on investments
 and non-U.S. currency:
 Net realized loss on:
  Investments (including $14 net gain                                  (553,793)
 from affiliates)
  Non-U.S. currency transactions                                       (80,136)          (633,929)
 Net unrealized appreciation (depreciation)
 on:
  Investments                                                          2,555,966
  Non-U.S. currency translations                                       (854)             2,555,112
   Net realized loss and
    unrealized appreciation
    on investments and non-U.S. currency                                                 1,921,183
 Net increase in net assets resulting
  from operations                                                                        $1,903,631


See Notes to Financial Statements






Statement of changes in net assets                                     (dollars in       (dollars in
                                                                       thousands)        thousands)

                                                                       Six months
                                                                       ended             Year ended
                                                                       March 31,         September 30,
                                                                       2002*             2001
Operations:
 Net investment loss                                                   $(17,552)         $(1,572)
 Net realized loss on investments and
  non-U.S. currency transactions                                       (633,929)         (1,118,567)
 Net unrealized appreciation (depreciation)
  on investments and non-U.S. currency                                 2,555,112         (5,126,253)
 translations
  Net increase (decrease) in net assets
   resulting from operations                                           1,903,631         (6,246,392)

Dividends and distributions paid to
 shareholders:
  Dividends from net investment income                                 (14,965)           -
  Distributions from net realized gain
   on investments                                                       -                (1,844,409)
    Total dividends and distributions paid
     to shareholders                                                   (14,965)          (1,844,409)

Capital share transactions                                             (184,817)         1,295,521

Total increase (decrease) in net assets                                1,703,849         (6,795,280)

Net assets:
 Beginning of period                                                   7,375,421         14,170,701
 End of period (including distributions
  in excess of net investment income:
  $(50,400) and $(17,883), respectively)                               $9,079,270        $7,375,421

*Unaudited

See Notes to Financial Statements

Notes to financial statements                          unaudited

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - SMALLCAP World Fund, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks long-term growth of capital through investments in smaller companies in the U.S. and around the world.

The fund offers nine share classes consisting of four retail share classes and five CollegeAmerica savings plan share classes. The CollegeAmerica savings plan share classes (Classes 529-A, 529-B, 529-C, 529-E and 529-F) are sponsored by the Commonwealth of Virginia and can be utilized to save for college education.

The fund's share classes are described below:

SHARE CLASS           INITIAL SALES     CONTINGENT DEFERRED SALES        CONVERSION
                      CHARGE            CHARGE UPON REDEMPTION           FEATURE

Class A and           Up to 5.75%       None                             None
Class 529-A

Class B and           None              Declines from 5% to zero         Class B and
Class 529-B                             for redemptions within six       Class 529-B
                                        years of purchase                convert to Class
                                                                         A and Class 529-A,
                                                                         respectively, after
                                                                         eight years

Class C               None              1% for redemptions within        Class C converts to
                                        one year of purchase             Class F after 10
                                                                         years

Class 529-C           None              1% for redemptions within        None
                                        one year of purchase

Class 529-E           None              None                             None

Class F and           None              None                             None
Class 529-F*


*As of March 31, 2002, there were no Class 529-F shares outstanding.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

SECURITY VALUATION - Equity securities are valued at the last reported sale price on the broadest and most representative exchange or market on which such securities are traded, as determined by the fund's investment adviser, as of the close of business or, lacking any sales, at the last available bid price. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Forward currency contracts are valued at the mean of their representative quoted bid and asked prices. Securities and other assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by authority of the fund's Board of Directors.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

CLASS ALLOCATIONS - Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

NON-U.S. CURRENCY TRANSLATION - Assets and liabilities, including investment securities, denominated in non-U.S. currencies are translated into U.S. dollars at the exchange rates in effect at the end of the reporting period. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. In the accompanying financial statements, the effects of changes in non-U.S. exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in non-U.S. currencies are disclosed separately.

FORWARD CURRENCY CONTRACTS - The fund may enter into forward currency contracts, which represent agreements to exchange non-U.S. currencies on specific future dates at predetermined rates. The fund enters into these contracts to manage its exposure to changes in non-U.S. exchange rates arising from investments denominated in non-U.S. currencies. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in non-U.S. exchange rates. Due to these risks, the fund could incur losses up to the entire contract amount, which may exceed the net unrealized value shown in the accompanying financial statements. On a daily basis, the fund values forward currency contracts based on the applicable exchange rates and records unrealized gains or losses. The fund records realized gains or losses at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency.

2.  NON-U.S. INVESTMENTS

INVESTMENT RISK - The risks of investing in securities of non-U.S. issuers may include, but are not limited to, investment and repatriation restrictions; revaluation of currencies; adverse political, social and economic developments; government involvement in the private sector; limited and less reliable investor information; lack of liquidity; certain local tax law considerations; and limited regulation of the securities markets.

TAXATION - Dividend and interest income is recorded net of non-U.S. taxes paid. Gains realized by the fund on the sale of securities in certain countries are subject to non-U.S. taxes. The fund records a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities. For the six months ended March 31, 2002, non-U.S. taxes paid on realized gains were $108,000, and non-U.S. taxes provided on unrealized gains were $774,000.

3.  FEDERAL INCOME TAXATION AND DISTRIBUTIONS

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made.

DISTRIBUTIONS - Distributions are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as non-U.S. currency gains and losses; short-term capital gains and losses; capital losses related to sales of securities within 30 days of purchase; unrealized appreciation or depreciation of certain investments in non-U.S. securities; cost of investments sold and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund. As of March 31, 2002, the cost of investment securities and cash denominated in non-U.S. currencies for federal income tax purposes was $8,349,099,000.

As of March 31, 2002, the components of distributable earnings on a tax basis were as follows:

                                                              (DOLLARS IN THOUSANDS)

Accumulated net investment loss and currency losses           (19,659)

Accumulated short-term losses                                 (1,487,862)

Accumulated long-term losses                                  (261,512)

Unrealized appreciation                                       2,101,977

Unrealized depreciation                                       (1,372,564)


Accumulated short-term losses above include a capital loss carryforward of $53,865,000 expiring in 2009. The capital loss carryforward will be used to offset capital gains realized by the fund in the current year or in subsequent years through the expiration date. The fund will not make distributions from capital gains while a capital loss carryforward remains.

The tax character of distributions paid was as follows (dollars in thousands):

Six months ended March 31, 2002


                                          Distributions from           Distributions from
                                          ordinary income              ordinary income
                                          Net investment income        Short-term
                                          and currency gains           capital gains
Class A                                   $14,915                      -
Class C                                   6                            -
Class F                                   44                           -
Total                                     $14,965                      -





                                          Distributions from           Total
                                          long-term                    distributions
                                          capital gains                paid
Class A                                   -                            $14,915
Class C                                   -                            6
Class F                                   -                            44
Total                                     -                            $14,965





Year ended September 30, 2001

                                          Distributions from           Distributions from
                                          ordinary income              ordinary income
                                          Net investment income        Short-term
                                          and currency gains           capital gains
Class A                                   -                            -
Class B                                   -                            -
Total                                     -                            -





                                          Distributions from           Total
                                          long-term                    distributions
                                          capital gains                paid
Class A                                   $1,832,488                   $1,832,488
Class B                                   11,921                       11,921
Total                                     1,844,409                    $1,844,409


4. FEES AND TRANSACTIONS WITH RELATED PARTIES
Capital Research and Management Company ("CRMC"), the fund's investment adviser, is the parent company of American Funds Service Company ("AFS"), the fund's transfer agent, and American Funds Distributors ("AFD"), the principal underwriter of the fund's shares.

INVESTMENT ADVISORY SERVICES - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.800% on the first $1 billion of daily net assets and decreasing to 0.595% on such assets in excess of $27 billion. For the six months ended March 31, 2002, the investment advisory services fee was equivalent to an annualized rate of 0.669% of average daily net assets.

CLASS-SPECIFIC FEES AND EXPENSES - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

DISTRIBUTION SERVICES - The fund has adopted plans of distribution for all share classes. Under the plans, the Board of Directors approves certain categories of expenses which are used to finance activities primarily intended to sell fund shares.

The plans provide for annual expenses, based on average daily net assets, of up to 0.30% for Class A shares; up to 0.50% for Class 529-A shares; 1.00% for Class B, Class 529-B, Class C and Class 529-C shares; 0.75% for Class 529-E shares; and up to 0.50% for Class F and Class 529-F shares. In some cases, the Board of Directors approved expense amounts lower than plan limits.

All share classes may use up to 0.25% of these expenses to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD for providing certain shareholder services. Additionally, the Board of Directors has approved the following categories of distribution expenses:

CLASS A AND CLASS 529-A - Dealers and wholesalers receive commissions from AFD for certain shares sold without a sales charge. Each class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit is not exceeded. Although the Class 529-A plan has an annual expense limit of 0.50% of average daily net assets, currently the expense is limited to 0.30% of such assets. As of March 31, 2002, unreimbursed expenses which remain subject to reimbursement totaled $2,000 for Class 529-A. There were no unreimbursed expenses which remain subject to reimbursement for Class A.

CLASS B, CLASS 529-B, CLASS C AND CLASS 529-C - Each class pays AFD annual fees of 0.75% of its respective average daily net assets to compensate dealers and wholesalers for shares sold.

CLASS 529-E - AFD is paid annual fees of 0.25% of average daily net assets to compensate dealers and wholesalers for shares sold.

CLASS F AND CLASS 529-F - Although the plan has an annual expense limit of 0.50% of its respective average daily net assets, currently there are no additional approved categories of expense for these classes.

TRANSFER AGENT SERVICES - The fund has a transfer agency agreement with AFS for Class A and Class B shares. Under this agreement, these share classes compensate AFS for transfer agency services including shareholder recordkeeping, communications and transaction processing. AFS is compensated for transfer agency services provided to all other share classes from the administrative services fees paid to CRMC described below.

ADMINISTRATIVE SERVICES - The fund has an administrative services agreement with CRMC to provide transfer agency and other related shareholder services for all classes of shares other than Class A and Class B. Each relevant class pays CRMC annual fees of 0.15% based on its respective average daily net assets, plus amounts payable for certain transfer agency services. CRMC may use these fees to compensate third parties for performing these services. Each 529 share class is subject to an additional annual administrative fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the CollegeAmerica plan.

Expenses under the agreements described above for the six months ended March 31, 2002, were as follows (dollars in thousands):

FUND SHARE        DISTRIBUTION          TRANSFER AGENT        ADMINISTRATIVE
CLASSES           SERVICES              SERVICES              SERVICES

Class A           $10,463               $7,181                Not applicable

Class B           568                   115                   Not applicable

Class C           159                   Not applicable        $32

Class F           18                    Not applicable        16

Class 529-A       1                     Not applicable        -*

Class 529-B       -*                    Not applicable        -*

Class 529-C       1                     Not applicable        -*

Class 529-E       -*                    Not applicable        -*


*Amount less than 1,000.

DEFERRED DIRECTORS' COMPENSATION - Since the adoption of the deferred compensation plan in 1993, Directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors' fees in the accompanying financial statements include the current fees (either paid in cash or deferred) and the net increase or decrease in the value of the deferred amounts.

AFFILIATED OFFICERS AND DIRECTORS - Officers and certain Directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or Directors received any compensation directly from the fund.

5. Capital share transactions
Capital share transactions in the fund were as follows (dollars and shares in thousands):

Six months ended March 31, 2002

                                                                       Reinvestments of     Reinvestments of
                                                                       dividends and        dividends and
                                         Sales           Sales         distributions        distributions
                                         Amount          Shares        Amount               Shares
Class A                                  $731,976        33,272        $14,136              631
Class B                                  33,581          1,546         -*                   -*
Class C                                  34,016          1,561         6                    -*
Class F                                  20,097          919           38                   2
Class 529-A /1/                          3,126           135           -                    -
Class 529-B /1/                          576             25            -                    -
Class 529-C /1/                          1,342           58            -                    -
Class 529-E /1/                          3               -*            -                    -
Total net increase (decrease)
 in fund                                 $824,717        37,516        $14,180              633



                                                                       Net                  Net
                                                                       (decrease)           (decrease)
                                         Repurchases     Repurchases   increase             increase
                                         Amount          Shares        Amount               Shares
Class A                                  $(997,889)      (45,750)      $(251,777)           (11,847)
Class B                                  (8,365)         (385)         25,216               1,161
Class C                                  (8,353)         (378)         25,669               1,183
Class F                                  (9,094)         (414)         11,041               507
Class 529-A /1/                          (11)            -*            3,115                135
Class 529-B /1/                          -*              -*            576                  25
Class 529-C /1/                          (2)             -*            1,340                58
Class 529-E /1/                          -               -             3                    -*
Total net increase (decrease)
 in fund                                 $(1,023,714)    (46,927)      $(184,817)           (8,778)




Year ended September 30, 2001

                                                                       Reinvestments of     Reinvestments of
                                                                       dividends and        dividends and
                                         Sales           Sales         distributions        distributions
                                         Amount          Shares        Amount               Shares
Class A                                  $1,723,568      65,277        $1,753,884           62,976
Class B                                  75,764          2,886         11,688               423
Class C /2/                              21,774          950           -                    -
Class F /2/                              25,571          1,085         -                    -
Total net increase (decrease)
 in fund                                 $1,846,677      70,198        $1,765,572           63,399





                                                                       Net                  Net
                                         Repurchases     Repurchases   increase             increase
                                         Amount          Shares        Amount               Shares
Class A                                  $(2,289,551)    (88,422)      $1,187,901)          39,831
Class B                                  (10,348)        (416)         77,104               2,893
Class C /2/                              (564)           (26)          21,210               924
Class F /2/                              (16,265)        (686)         9,306                399
Total net increase (decrease)
 in fund                                 $(2,316,728)    (89,550)      $1,295,521           44,047



* Amount less than 1,000.
/1/ Class 529-A, Class 529-B,
 Class 529-C and Class 529-E
 shares were not offered
 before February 15, 2002.
/2/ Class C and Class F shares
 were not offered before
March 15, 2001.


6. RESTRICTED SECURITIES

The fund has invested in certain securities for which resale may be limited to qualified buyers or which are otherwise restricted. These securities are identified in the investment portfolio. As of March 31, 2002, the total value of restricted securities was $431,911,000, which represents 4.76% of the net assets of the fund.

7. INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

The fund made purchases and sales of investment securities, excluding short-term securities, of $2,006,385,000 and $2,274,032,000, respectively, during the six months ended March 31, 2002.

The fund receives a reduction in its custodian fee equal to the amount of interest calculated on certain cash balances held at the custodian bank. For the six months ended March 31, 2002, the custodian fee of $652,000 includes $22,000 that was offset by this reduction, rather than paid in cash.

8. TRANSACTIONS WITH AFFILIATES

If the fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer, that issuer is considered to be an affiliated issuer, as defined under the Investment Company Act of 1940. A summary of the fund's transactions in the securities of affiliated issuers during the six months ended March 31, 2002 is as follows:





                                                  Beginning
Company                                           shares        Purchases           Sales


Advanced Energy Industries                        1,447,000     325,000             47,000
African Lakes /1/                                 7,586,900     -                   7,586,900
AimGlobal Technologies /1/                        650,000       -                   650,000
Aldata Solution                                   1,837,300     2,400,000           -
Aspect Medical Systems                            1,137,000     -                   -
Aspen Technology /1/                              1,625,000     -                   1,399,000
AudioCodes /1/                                    2,300,000     -                   2,300,000
Avigen                                            1,050,000     -                   -
Avocet Mining                                     3,700,000     -                   -
BKN International                                 500,000       -                   -
Black Box /1/                                     1,084,000     -                   1,084,000
BridgeSpan                                        1,770,000     -                   -
BRL Hardy /1/                                     8,668,238     73,677              1,180,000
C Technologies                                    2,946,600     2,020,833           -
Cadiz                                             2,300,000     -                   -
Cafe de Coral Holdings                            -             28,192,000          -
Caliper Technologies                              1,548,500     -                   -
Cambrex                                           1,480,000     -                   -
CIMA LABS                                         617,200       200,000             -
Computer Access Technology                        1,000,000     -                   -
Concord Camera /1/                                1,400,800     -                   1,400,800
DDi                                               3,100,000     -                   -
dELiA*s                                           2,750,000     -                   -
DFS Furniture /1/                                 6,478,870     -                   2,501,800
diCarta                                           1,650,165     -                   -
Documentum /1/                                    2,366,900     -                   2,366,900
DoubleClick                                       4,575,000     3,700,000           100,000
DSP Group /1/                                     1,411,000     -                   571,000
Education Management                              1,625,000     200,000             -
Elantec Semiconductor /1/                         1,200,000     -                   700,000
Enerflex Systems                                  625,000       270,000             -
EUROBIKE                                          364,000       -                   72,712
Exar /1/                                          2,525,000     -                   1,025,000
Extended Stay America                             6,190,000     -                   -
Faraday Technology                                7,000,000     342,000             -
First Quantum Minerals                            2,540,000     -                   -
Gabriel Resources                                 5,260,000     900,000             -
Generex Biotechnology                             1,243,467     -                   -
Genetronics Biomedical                            2,090,000     360,000             -
Hana Microelectronics                             8,600,000     -                   -
Hilb, Rogal and Hamilton                          -             1,430,000           -
HiQ International                                 2,820,000     -                   -
HNC Software                                      2,089,000     -                   -
HotJobs.com /1/                                   2,350,000     -                   2,350,000
IDEXX Laboratories /1/                            2,181,300     -                   1,956,300
ILEX Oncology /1/                                 1,374,500     132,500             -
Independent Insurance Group /1/                   14,540,000    -                   14,540,000
Informatics Holdings                              16,964,000    -                   -
Infoteria                                         2,672         -                   -
International Energy Group                        4,640,000     -                   -
InternetStudios.com                               794,000       39,700              794,000
Intertape Polymer Group /1/                       1,700,000     -                   998,700
ITE Group                                         16,708,233    -                   -
Kingboard Chemical Holdings                       30,492,000    4,000,000           -
Lions Gate Entertainment                          2,500,000     -                   -
Lumenis                                           1,520,000     750,000             -
Mandarin Oriental International                   43,000,000    7,000,000           -
MemberWorks /1/                                   1,000,000     -                   1,000,000
Mercury Computer Systems                          880,000       1,035,700           480,000
Michaels Stores                                   2,215,000     2,065,000           643,200
Micronic Laser Systems                            1,319,476     -                   -
Midas /1/                                         903,000       -                   503,000
MIPS Technologies/1/                              2,485,000     -                   2,485,000
Morton's Restaurant Group                         396,000       -                   -
Mosaic Group /1/                                  4,285,800     -                   4,285,800
Navan Mining                                      -             13,800,000          -
New Focus /1/                                     4,930,000     -                   4,230,000
Nissin /1/                                        1,725,000     75,500              1,649,500
OPNET Technologies                                1,045,500     -                   -
P.F. Chang's China Bistro                         765,500       -                   -
P4 Radio Hele Norge                               1,648,000     -                   -
Paladin Resources                                 11,270,998    4,812,992           -
Performance Food Group                            1,460,000     1,350,000           -
Photobition Group /1/                             6,200,000     -                   6,200,000
Polaris Software Lab /1/                          2,631,457     -                   2,631,457
Power Integrations /1/                            1,653,100     52,800              853,100
Province Healthcare                               -             1,850,000           -
PSD Group                                         1,628,000     -                   -
RedEnvelope                                       2,525,124     -                   -
Robert Walters                                    5,000,000     -                   -
Rogers                                            956,800       -                   -
Salix Pharmaceuticals /1/                         960,000       -                   -
SBS Broadcasting                                  1,457,000     53,200              -
School Specialty                                  1,130,000     52,900              102,900
Scios                                             2,500,000     -                   65,000
Sharper Image                                     775,000       -                   -
Steak n Shake                                     1,718,750     -                   -
Stratos Lightwave /1/                             3,587,200     -                   3,587,200
SuSE Linux                                        37,813        37,813              -
Sylvan Learning Systems                           -             2,075,000           -
Teleca /1/                                        6,370,000     2,893,241           6,370,000
Telelogic                                         13,069,500    -                   -
Thistle Mining /1/                                6,264,309     -                   -
TranSwitch /1/                                    5,375,000     -                   5,375,000
Trimble Navigation /1/                            1,500,000     -                   1,500,000
Tsakos Energy Navigation /1/                      682,903       -                   -
United Therapeutics                               1,305,000     -                   -
Urologix                                          -             900,000             -
webMethods /1/                                    3,023,300     -                   3,023,300
Western Oil Sands                                 2,810,000     828,333             360,000
Woongjin.com                                      -             1,956,980           -
Zeevo                                             1,587,301     -                   -
ZOOTS                                             3,266,613     653,323             -




                                                  Ending        Realized            Realized
                                                  shares        Gain/Loss           Gain/Loss
                                                                                    (000)

Advanced Energy Industries                        1,725,000     $421,649            $422
African Lakes /1/                                 -             -                   -
AimGlobal Technologies /1/                        -             -                   -
Aldata Solution                                   4,237,300     -                   -
Aspect Medical Systems                            1,137,000     -                   -
Aspen Technology /1/                              226,000       -                   -
AudioCodes /1/                                    -             -                   -
Avigen                                            1,050,000     -                   -
Avocet Mining                                     3,700,000     -                   -
BKN International                                 500,000       -                   -
Black Box /1/                                     -             -                   -
BridgeSpan                                        1,770,000     -                   -
BRL Hardy /1/                                     7,561,915     -                   -
C Technologies                                    4,967,433     -                   -
Cadiz                                             2,300,000     -                   -
Cafe de Coral Holdings                            28,192,000    -                   -
Caliper Technologies                              1,548,500     -                   -
Cambrex                                           1,480,000     -                   -
CIMA LABS                                         817,200       -                   -
Computer Access Technology                        1,000,000     -                   -
Concord Camera /1/                                -             -                   -
DDi                                               3,100,000     -                   -
dELiA*s                                           2,750,000     -                   -
DFS Furniture /1/                                 3,977,070     -                   -
diCarta                                           1,650,165     -                   -
Documentum /1/                                    -             -                   -
DoubleClick                                       8,175,000     (14,327)            (15)
DSP Group /1/                                     840,000       -                   -
Education Management                              1,825,000     -                   -
Elantec Semiconductor /1/                         500,000       -                   -
Enerflex Systems                                  895,000       -                   -
EUROBIKE                                          291,288       (1,646,276)         (1,646)
Exar /1/                                          1,500,000     -                   -
Extended Stay America                             6,190,000     -                   -
Faraday Technology                                7,342,000     -                   -
First Quantum Minerals                            2,540,000     -                   -
Gabriel Resources                                 6,160,000     -                   -
Generex Biotechnology                             1,243,467     -                   -
Genetronics Biomedical                            2,450,000     -                   -
Hana Microelectronics                             8,600,000     -                   -
Hilb, Rogal and Hamilton                          1,430,000     -                   -
HiQ International                                 2,820,000     -                   -
HNC Software                                      2,089,000     -                   -
HotJobs.com /1/                                   -             -                   -
IDEXX Laboratories /1/                            225,000       -                   -
ILEX Oncology /1/                                 1,507,000     -                   -
Independent Insurance Group /1/                   -             -                   -
Informatics Holdings                              16,964,000    -                   -
Infoteria                                         2,672         -                   -
International Energy Group                        4,640,000     -                   -
InternetStudios.com                               39,700        -                   -
Intertape Polymer Group /1/                       701,300       -                   -
ITE Group                                         16,708,233    -                   -
Kingboard Chemical Holdings                       34,492,000    -                   -
Lions Gate Entertainment                          2,500,000     -                   -
Lumenis                                           2,270,000     -                   -
Mandarin Oriental International                   50,000,000    -                   -
MemberWorks /1/                                   -             -                   -
Mercury Computer Systems                          1,435,700     5,489,760           5,490
Michaels Stores                                   3,636,800     8,730,656           8,731
Micronic Laser Systems                            1,319,476     -                   -
Midas /1/                                         400,000       -                   -
MIPS Technologies/1/                              -             -                   -
Morton's Restaurant Group                         396,000       -                   -
Mosaic Group /1/                                  -             -                   -
Navan Mining                                      13,800,000    -                   -
New Focus /1/                                     700,000       -                   -
Nissin /1/                                        151,000       -                   -
OPNET Technologies                                1,045,500     -                   -
P.F. Chang's China Bistro                         765,500       -                   -
P4 Radio Hele Norge                               1,648,000     -                   -
Paladin Resources                                 16,083,990    -                   -
Performance Food Group                            2,810,000     -                   -
Photobition Group /1/                             -             -                   -
Polaris Software Lab /1/                          -             -                   -
Power Integrations /1/                            852,800       -                   -
Province Healthcare                               1,850,000     -                   -
PSD Group                                         1,628,000     -                   -
RedEnvelope                                       2,525,124     -                   -
Robert Walters                                    5,000,000     -                   -
Rogers                                            956,800       -                   -
Salix Pharmaceuticals /1/                         960,000       -                   -
SBS Broadcasting                                  1,510,200     -                   -
School Specialty                                  1,080,000     990,294             990
Scios                                             2,435,000     (59,250)            (59)
Sharper Image                                     775,000       -                   -
Steak n Shake                                     1,718,750     -                   -
Stratos Lightwave /1/                             -             -                   -
SuSE Linux                                        75,626        -                   -
Sylvan Learning Systems                           2,075,000     -                   -
Teleca /1/                                        2,893,241     -                   -
Telelogic                                         13,069,500    -                   -
Thistle Mining /1/                                6,264,309     -                   -
TranSwitch /1/                                    -             -                   -
Trimble Navigation /1/                            -             -                   -
Tsakos Energy Navigation /1/                      682,903       -                   -
United Therapeutics                               1,305,000     -                   -
Urologix                                          900,000       -                   -
webMethods /1/                                    -             -                   -
Western Oil Sands                                 3,278,333     -                   -
Woongjin.com                                      1,956,980     -                   -
Zeevo                                             1,587,301     -                   -
ZOOTS                                             3,919,936     -                   -
                                                                $13,912,506         $13,913



                                                  Interest
                                                  and
                                                  Dividend      Dividend            Book
                                                  Income        Income              Cost
                                                                (000)

Advanced Energy Industries                        -             -                   $38,767,011
African Lakes /1/                                 -             -                   -
AimGlobal Technologies /1/                        -             -                   -
Aldata Solution                                   -             -                   23,436,598
Aspect Medical Systems                            -             -                   24,771,431
Aspen Technology /1/                              -             -                   -
AudioCodes /1/                                    -             -                   -
Avigen                                            -             -                   39,605,827
Avocet Mining                                     -             -                   6,777,063
BKN International                                 -             -                   16,552,350
Black Box /1/                                     -             -                   -
BridgeSpan                                        -             -                   17,558,400
BRL Hardy /1/                                     -             -                   -
C Technologies                                    -             -                   38,271,595
Cadiz                                             -             -                   13,491,606
Cafe de Coral Holdings                            $148,267      $148                14,756,718
Caliper Technologies                              -             -                   53,258,917
Cambrex                                           88,800        89                  32,483,543
CIMA LABS                                         -             -                   13,587,279
Computer Access Technology                        -             -                   9,017,622
Concord Camera /1/                                -             -                   -
DDi                                               -             -                   69,184,794
dELiA*s                                           -             -                   15,956,163
DFS Furniture /1/                                 -             -                   -
diCarta                                           -             -                   10,000,000
Documentum /1/                                    -             -                   -
DoubleClick                                       -             -                   79,074,860
DSP Group /1/                                     -             -                   -
Education Management                              -             -                   57,929,227
Elantec Semiconductor /1/                         -             -                   -
Enerflex Systems                                  96,628        97                  18,763,257
EUROBIKE                                          -             -                   6,673,904
Exar /1/                                          -             -                   -
Extended Stay America                             -             -                   60,465,499
Faraday Technology                                -             -                   39,829,973
First Quantum Minerals                            -             -                   5,446,365
Gabriel Resources                                 -             -                   11,157,287
Generex Biotechnology                             -             -                   11,869,000
Genetronics Biomedical                            -             -                   5,454,794
Hana Microelectronics                             -             -                   31,326,625
Hilb, Rogal and Hamilton                          125,125       125                 51,904,117
HiQ International                                 -             -                   9,866,583
HNC Software                                      -             -                   22,478,863
HotJobs.com /1/                                   -             -                   -
IDEXX Laboratories /1/                            -             -                   -
ILEX Oncology /1/                                 -             -                   -
Independent Insurance Group /1/                   -             -                   -
Informatics Holdings                              27,916        28                  8,262,863
Infoteria                                         -             -                   6,240,658
International Energy Group                        140,589       140                 12,381,336
InternetStudios.com                               -             -                   7,940,000
Intertape Polymer Group /1/                       -             -                   -
ITE Group                                         -             -                   11,689,375
Kingboard Chemical Holdings                       142,363       142                 15,321,666
Lions Gate Entertainment                          -             -                   11,139,205
Lumenis                                           -             -                   54,487,792
Mandarin Oriental International                   52,675        53                  34,001,592
MemberWorks /1/                                   -             -                   -
Mercury Computer Systems                          -             -                   47,070,179
Michaels Stores                                   -             -                   36,118,023
Micronic Laser Systems                            -             -                   22,105,467
Midas /1/                                         -             -                   -
MIPS Technologies/1/                              -             -                   -
Morton's Restaurant Group                         -             -                   4,520,988
Mosaic Group /1/                                  -             -                   -
Navan Mining                                      -             -                   3,927,204
New Focus /1/                                     -             -                   -
Nissin /1/                                        -             -                   -
OPNET Technologies                                -             -                   21,251,483
P.F. Chang's China Bistro                         -             -                   25,382,999
P4 Radio Hele Norge                               -             -                   7,981,244
Paladin Resources                                 -             -                   10,097,745
Performance Food Group                            -             -                   62,066,290
Photobition Group /1/                             -             -                   -
Polaris Software Lab /1/                          -             -                   -
Power Integrations /1/                            -             -                   -
Province Healthcare                               -             -                   63,838,628
PSD Group                                         -             -                   15,180,188
RedEnvelope                                       -             -                   4,999,998
Robert Walters                                    76,015        76                  12,003,119
Rogers                                            -             -                   24,896,058
Salix Pharmaceuticals /1/                         -             -                   -
SBS Broadcasting                                  -             -                   42,623,868
School Specialty                                  -             -                   17,174,279
Scios                                             -             -                   48,408,608
Sharper Image                                     -             -                   8,635,007
Steak n Shake                                     -             -                   16,680,500
Stratos Lightwave /1/                             -             -                   -
SuSE Linux                                        -             -                   19,066,094
Sylvan Learning Systems                           -             -                   50,738,487
Teleca /1/                                        -             -                   -
Telelogic                                         -             -                   44,157,735
Thistle Mining /1/                                -             -                   -
TranSwitch /1/                                    -             -                   -
Trimble Navigation /1/                            -             -                   -
Tsakos Energy Navigation /1/                      -             -                   -
United Therapeutics                               -             -                   31,407,455
Urologix                                          -             -                   14,199,003
webMethods /1/                                    -             -                   -
Western Oil Sands                                 -             -                   22,196,935
Woongjin.com                                      -             -                   9,843,144
Zeevo                                             -             -                   5,999,998
ZOOTS                                             -             -                   8,166,533
                                                  $898,378      $898                $1,711,919,013




                                                                                    Market
                                                                                    value of
                                                  Book          Ending              affiliates
                                                  Cost          Value               at 3/31/02
                                                  (000)                             (000)

Advanced Energy Industries                        $38,767       $62,031,000         $62,031
African Lakes /1/                                 -             -                   -
AimGlobal Technologies /1/                        -             -                   -
Aldata Solution                                   23,437        8,489,558           8,490
Aspect Medical Systems                            24,771        10,119,300          10,119
Aspen Technology /1/                              -             -                   -
AudioCodes /1/                                    -             -                   -
Avigen                                            39,606        11,655,000          11,655
Avocet Mining                                     6,777         606,508             607
BKN International                                 16,552        858,034             858
Black Box /1/                                     -             -                   -
BridgeSpan                                        17,558        2,371,800           2,372
BRL Hardy /1/                                     -             -                   -
C Technologies                                    38,272        16,864,579          16,865
Cadiz                                             13,492        20,700,000          20,700
Cafe de Coral Holdings                            14,757        20,785,229          20,785
Caliper Technologies                              53,259        20,084,045          20,084
Cambrex                                           32,484        62,308,000          62,308
CIMA LABS                                         13,587        21,778,380          21,778
Computer Access Technology                        9,018         4,950,000           4,950
Concord Camera /1/                                -             -                   -
DDi                                               69,185        26,443,000          26,443
dELiA*s                                           15,956        17,514,750          17,515
DFS Furniture /1/                                 0             0                   0
diCarta                                           10,000        2,500,000           2,500
Documentum /1/                                    -             -                   -
DoubleClick                                       79,075        98,018,250          98,018
DSP Group /1/                                     -             -                   -
Education Management                              57,929        76,960,250          76,960
Elantec Semiconductor /1/                         -             -                   -
Enerflex Systems                                  18,763        12,780,097          12,780
EUROBIKE                                          6,674         964,216             964
Exar /1/                                          -             -                   -
Extended Stay America                             60,466        107,706,000         107,706
Faraday Technology                                39,830        42,062,446          42,062
First Quantum Minerals                            5,446         5,101,682           5,101
Gabriel Resources                                 11,157        14,615,114          14,615
Generex Biotechnology                             11,869        5,202,752           5,203
Genetronics Biomedical                            5,455         1,253,447           1,253
Hana Microelectronics                             31,327        17,389,706          17,390
Hilb, Rogal and Hamilton                          51,904        44,616,000          44,616
HiQ International                                 9,867         4,161,418           4,161
HNC Software                                      22,479        35,095,200          35,095
HotJobs.com /1/                                   -             -                   -
IDEXX Laboratories /1/                            -             -                   -
ILEX Oncology /1/                                 -             -                   -
Independent Insurance Group /1/                   -             -                   -
Informatics Holdings                              8,263         12,513,446          12,513
Infoteria                                         6,241         1,258,952           1,259
International Energy Group                        12,381        16,501,571          16,502
InternetStudios.com                               7,940         11,910              12
Intertape Polymer Group /1/                       -             -                   -
ITE Group                                         11,689        7,799,712           7,800
Kingboard Chemical Holdings                       15,322        30,197,974          30,198
Lions Gate Entertainment                          11,139        6,201,949           6,202
Lumenis                                           54,488        25,197,000          25,197
Mandarin Oriental International                   34,002        21,000,000          21,000
MemberWorks /1/                                   -             -                   -
Mercury Computer Systems                          47,070        45,884,972          45,885
Michaels Stores                                   36,118        137,471,040         137,471
Micronic Laser Systems                            22,105        23,416,401          23,417
Midas /1/                                         -             -                   -
MIPS Technologies/1/                              -             -                   -
Morton's Restaurant Group                         4,521         5,508,360           5,508
Mosaic Group /1/                                  -             -                   0
Navan Mining                                      3,927         3,442,341           3,442
New Focus /1/                                     -             -                   -
Nissin /1/                                        -             -                   -
OPNET Technologies                                21,251        9,963,615           9,964
P.F. Chang's China Bistro                         25,383        51,005,265          51,005
P4 Radio Hele Norge                               7,981         2,758,814           2,759
Paladin Resources                                 10,098        11,027,463          11,028
Performance Food Group                            62,066        91,774,600          91,775
Photobition Group /1/                             -             -                   -
Polaris Software Lab /1/                          -             -                   -
Power Integrations /1/                            -             -                   -
Province Healthcare                               63,839        58,774,500          58,774
PSD Group                                         15,180        8,121,929           8,122
RedEnvelope                                       5,000         3,199,999           3,200
Robert Walters                                    12,003        9,158,195           9,158
Rogers                                            24,896        31,775,328          31,775
Salix Pharmaceuticals /1/                         -             -                   -
SBS Broadcasting                                  42,624        28,618,290          28,618
School Specialty                                  17,174        28,857,600          28,858
Scios                                             48,409        70,444,550          70,445
Sharper Image                                     8,635         13,322,250          13,322
Steak n Shake                                     16,680        24,148,438          24,148
Stratos Lightwave /1/                             -             -                   -
SuSE Linux                                        19,066        216,738             217
Sylvan Learning Systems                           50,738        58,618,750          58,619
Teleca /1/                                        -             -                   -
Telelogic                                         44,158        12,983,657          12,984
Thistle Mining /1/                                -             -                   -
TranSwitch /1/                                    -             -                   -
Trimble Navigation /1/                            -             -                   -
Tsakos Energy Navigation /1/                      -             -                   -
United Therapeutics                               31,407        17,565,300          17,565
Urologix                                          14,199        16,353,000          16,353
webMethods /1/                                    -             -                   -
Western Oil Sands                                 22,197        57,924,350          57,925
Woongjin.com                                      9,843         14,517,612          14,518
Zeevo                                             6,000         4,499,998           4,500
ZOOTS                                             8,167         4,733,715           4,734
                                                  $1,711,919    $1,742,755,344      $1,742,756

/1/ Unaffiliated issuer at 3/31/2002.

This chart is not a part of the Notes to Financial Statements.

OTHER SHARE CLASS RESULTS: CLASS B, CLASS C, CLASS F AND CLASS 529   unaudited
Returns for periods ended March 31, 2002:

                                              ONE YEAR      LIFE OF CLASS

CLASS B SHARES

Reflecting applicable contingent deferred sales charge (CDSC), maximum   -1.78%        -24.44%(1)
of 5%, payable only if shares are
sold within six years of purchase

Not reflecting CDSC                           +3.22%        -23.17%(1)

CLASS C SHARES

Reflecting CDSC, maximum of 1%,               +1.97%        -0.15%(2)
payable only if shares are sold
within one year of purchase

Not reflecting CDSC                           +2.97%        -0.15%(2)

CLASS F SHARES

Not reflecting annual asset-based fee         +3.95%        +0.75%(2)
charged by sponsoring firm

CLASS 529 SHARES

Results for these shares are not
shown because of the brief time
between their introduction on
February 15, 2002, and the end of the
period.


(1) Average annual compound return from March 15, 2000, when Class B shares were first sold.
(2) Average annual compound return from March 15, 2001, when Class C and Class F shares were first sold.



Financial Highlights /1/


                                                              Income from      Income from       Income from
                                                              investment       investment        investment
                                                              operations       operations        operations
                                                                               Net gains
                                                                               (losses)on
                                             Net asset        Net              securities
                                             value,           investment       (both             Total from
                                             beginning        (loss)           realized and      investment
                                             of period        income /3/       unrealized)/3/    operations
Class A:
 Six months ended                            $18.62           $(.04)           $4.90             $4.86
 3/31/2002 /2/
 Year ended 9/30/2001                         40.24           - /4/            (16.33)           (16.33)
 Year ended 9/30/2000                         29.57           - /4/            11.29             11.29
 Year ended 9/30/1999                         22.14           .03              8.78              8.81
 Year ended 9/30/1998                         30.72           .07              (6.10)            (6.03)
 Year ended 9/30/1997                         26.92           .10              6.17              6.27
Class B:
 Six months ended                             18.38           (.13)            4.84              4.71
  3/31/2002 /2/
 Year ended 9/30/2001                         40.08           (.21)            (16.20)           (16.41)
 Period from 3/15/2000 to                     47.11           (.12)            (6.91)            (7.03)
 9/30/2000
Class C:
 Six months ended                             18.33           (.12)            4.83              4.71
  3/31/2002 /2/
 Period from 3/15/2001 to                     23.06           (.16)            (4.57)            (4.73)

Class F:
 Six months ended                             18.60           (.05)            4.90              4.85
  3/31/2002 /2/
 Period from 3/15/2001 to                     23.27           (.03)            (4.64)            (4.67)
 9/30/2001
Class 529-A:
 Period from 2/19/2002 to                     21.68           - /4/            1.76              1.76
 3/31/2002 /2/
Class 529-B:
 Period from 2/20/2002 to                     21.82           (.01)            1.61              1.60
 3/31/2002 /2/
Class 529-C:
 Period from 2/20/2002 to                     21.82           (.01)            1.61              1.60
 3/31/2002 /2/
Class 529-E:
 Period from 3/15/2002 to                     23.21           - /4/            .23               .23
 3/31/2002 /2/






                                             Dividends        Dividends        Dividends
                                             and              and              and
                                             distributions    distributions    distributions


                                             Dividends
                                             (from net        Distributions
                                             investment       (from capital    Total
                                             income)          gains)           distributions
Class A:
 Six months ended                            $(.04)            -               $(.04)
 3/31/2002 /2/
 Year ended 9/30/2001                        -                $(5.29)          (5.29)
 Year ended 9/30/2000                        (.02)            (.60)            (.62)
 Year ended 9/30/1999                        (.09)            (1.29)           (1.38)
 Year ended 9/30/1998                        (.05)            (2.50)           (2.55)
 Year ended 9/30/1997                        (.12)            (2.35)           (2.47)
Class B:
 Six months ended                            -                -                -
  3/31/2002 /2/
 Year ended 9/30/2001                        -                (5.29)           (5.29)
 Period from 3/15/2000 to                    -                -                -
 9/30/2000
Class C:
 Six months ended                            (.01)            -                (.01)
  3/31/2002 /2/
 Period from 3/15/2001 to                    -                -                -
 9/30/2001
Class F:
 Six months ended                            (.07)            -                (.07)
  3/31/2002 /2/
 Period from 3/15/2001 to                    -                -                -
 9/30/2001
Class 529-A:
 Period from 2/19/2002 to                    -                -                -
 3/31/2002 /2/
Class 529-B:
 Period from 2/20/2002 to                    -                -                -
 3/31/2002 /2/
Class 529-C:
 Period from 2/20/2002 to                    -                -                -
 3/31/2002 /2/
Class 529-E:
 Period from 3/15/2002 to                    -                -                -
 3/31/2002 /2/





                                             Net
                                             asset                             Net assets,
                                             value,                            end of
                                             end of           Total            period (in
                                             period           return/5/        thousands)
Class A:
 Six months ended                            $23.44           26.11%           $8,869
 3/31/2002 /2/
 Year ended 9/30/2001                        18.62            (44.95)          7,265
 Year ended 9/30/2000                        40.24            38.42            14,098
 Year ended 9/30/1999                        29.57            41.42            8,983
 Year ended 9/30/1998                        22.14            (20.70)          7,102
 Year ended 9/30/1997                        30.72            25.41            9,256
Class B:
 Six months ended                            23.09            25.57            135
  3/31/2002 /2/
 Year ended 9/30/2001                        18.38            (45.38)          86
 Period from 3/15/2000 to                    40.08            (14.92)          73
 9/30/2000
Class C:
 Six months ended                            23.03            25.61            49
  3/31/2002 /2/
 Period from 3/15/2001 to                    18.33            (20.51)          17
 9/30/2001
Class F:
 Six months ended                            23.38            26.08            21
  3/31/2002 /2/
 Period from 3/15/2001 to                    18.60            (20.07)          7
 9/30/2001
Class 529-A:
 Period from 2/19/2002 to                    23.44            8.12             3
 3/31/2002 /2/
Class 529-B:
 Period from 2/20/2002 to                    23.42            7.33             1
 3/31/2002 /2/
Class 529-C:
 Period from 2/20/2002 to                    23.42            7.33             1
 3/31/2002 /2/
Class 529-E:
 Period from 3/15/2002 to                    23.44            .95              -/6/
 3/31/2002 /2/






                                                              Ratio of
                                             Ratio of         net (loss)
                                             expenses         income
                                             to average       to average
                                             net assets       net assets

                                             1.17%/7/         (.40)%/7/
Class A:
 Six months ended                            1.09             (.01)
 3/31/2002 /2/                               1.10             - /8/
 Year ended 9/30/2001                        1.09             .12
 Year ended 9/30/2000                        1.06             .27
 Year ended 9/30/1999                        1.07             .40
 Year ended 9/30/1998
 Year ended 9/30/1997                        1.95 /7/         (1.17)/7/
Class B:                                     1.89             (.81)
 Six months ended                            1.84 /7/         (.57)/7/
  3/31/2002 /2/
 Year ended 9/30/2001
 Period from 3/15/2000 to                    1.95 /7/         (1.15)/7/
 9/30/2000
Class C:                                     2.11 /7/         (1.11)/7/
 Six months ended
  3/31/2002 /2/
 Period from 3/15/2001 to                    1.20 /7/         (.40)/7/
 9/30/2001
Class F:                                     1.23 /7/         (.21)/7/
 Six months ended
  3/31/2002 /2/
 Period from 3/15/2001 to                    .14              .02
 9/30/2001
Class 529-A:
 Period from 2/19/2002 to
 3/31/2002 /2/                               .22              (.06)
Class 529-B:
 Period from 2/20/2002 to
 3/31/2002 /2/                               .22              (.06)
Class 529-C:
 Period from 2/20/2002 to
 3/31/2002 /2/                               .08              -/8/
Class 529-E:
 Period from 3/15/2002 to
 3/31/2002 /2/


Supplemental data - all classes

                                             Six months
                                             ended            Year ended       Year ended
                                             March 31,        September 30,    September 30,
                                             2002             2001             2000

Portfolio turnover rate                      26%              60%              63%





Supplemental data - all classes


                                             Year ended       Year ended       Year ended
                                             September 30,    September 30,    September 30,
                                             1999             1998             1997

Portfolio turnover rate                      50%              44%              42%



/1/ Based on operations for the
 period shown (unless otherwise
 noted) and, accordingly, may not
 be representative of a full year.
/2/ Unaudited.
/3/ Years ended 1999, 1998 and
 1997 are based on shares
 outstanding
 on the last day of the year;
 all other periods are
 based on average shares
 outstanding.
/4/ Amount less than 1 cent.
/5/ Total returns exclude all
sales charges, including
contingent deferred sales charges.
/6/ Amount less than 1 million.
/7/ Annualized.
/8/ Amount less than .01 percent.

[logo - American Funds(SM)]

The right choice for the long term(SM)

OFFICES OF THE FUND AND OF THE INVESTMENT
ADVISER, CAPITAL RESEARCH AND
MANAGEMENT COMPANY
333 South Hope Street
Los Angeles, CA 90071-1443

135 South State College Boulevard
Brea, CA 92821-5823

TRANSFER AGENT FOR SHAREHOLDER ACCOUNTS
American Funds Service Company
(Please write to the address nearest you.)
P.O. Box 25065
Santa Ana, CA 92799-5065

P.O. Box 659522
San Antonio, TX 78265-9522

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

CUSTODIAN OF ASSETS
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02105-1713

COUNSEL
O'Melveny & Myers LLP
400 South Hope Street
Los Angeles, CA 90071-2899

PRINCIPAL UNDERWRITER
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1462

There are several ways to invest in SMALLCAP World Fund. Class A shares are subject to a 5.75% maximum up-front sales charge that declines for accounts of $25,000 or more. Other share classes, which are generally not available for certain employer-sponsored retirement plans, have no up-front sales charges but are subject to additional annual expenses and fees. Annual expenses for Class B shares were 0.80% higher than for Class A shares; Class B shares convert to Class A shares after eight years of ownership. If redeemed within six years, Class B shares may also be subject to a contingent deferred sales charge (CDSC) of up to 5% that declines over time. Class C shares were subject to annualized expenses 0.78% higher than those for Class A shares and a 1% CDSC if redeemed within the first year after purchase. Class C shares convert to Class F shares after 10 years. Class F shares, which are available only through certain fee-based programs offered by broker-dealer firms and registered investment advisers, had higher expenses (0.03% annualized) than did Class A shares, and an annual asset-based fee charged by the sponsoring firm. Expenses are deducted from income earned by the fund. As a result, dividends and investment results will differ for each share class.

FOR INFORMATION ABOUT YOUR ACCOUNT OR ANY OF THE FUND'S SERVICES, OR FOR A PROSPECTUS FOR ANY OF THE AMERICAN FUNDS, PLEASE CONTACT YOUR FINANCIAL ADVISER. YOU MAY ALSO CALL AMERICAN FUNDS SERVICE COMPANY AT 800/421-0180 OR VISIT US AT AMERICANFUNDS.COM ON THE WORLD WIDE WEB. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

This report is for the information of shareholders of SMALLCAP World Fund, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2002, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.


The Capital Group Companies
American Funds
Capital Research and Management
Capital International
Capital Guardian
Capital Bank and Trust

Lit. No. SCWF-013-0502
Litho in USA BDC/L/5673
Printed on recycled paper